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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05300

Evergreen Money Market Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for eight of its series, Evergreen California Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund, for the quarter ended October 31, 2008. These series have January 31 fiscal year end.

Date of reporting period: October 31, 2008

Item 1 – Schedule of Investments

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
AIRPORT 0.4%
Minneapolis & St. Paul, MN Metro. Arpt. Commission RB, Ser. 2008-A, 5.00%, 01/01/2009	$1,500,000	$1,504,124

EDUCATION 4.9%
California ABAG Fin. Auth. for Nonprofit Corp. RB, The Thatcher Sch. Proj., 2.40%, VRDN, (LOC: KeyCorp)	20,000,000	20,000,000

GENERAL OBLIGATION – LOCAL 10.7%
ABN Amro Munitops Cert. Trust GO, 3.32%, VRDN, (Insd. by AMBAC & Liq.: Bank of America Corp.)	2,000,000	2,000,000
California Schools GO, Deutsche Bank Spears Trust, Ser. DBE-648, 1.64%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	3,510,000	3,510,000
Hanford, CA Joint Union High Sch. Dist. GO, Deutsche Bank Spears Trust, Ser. DBE-675, 1.64%, VRDN, (Gtd. by & Liq.: Deutsche Bank AG)	6,775,000	6,775,000
Huntington Beach, CA GO, Deutsche Bank Spears Trust, 1.72%, VRDN, (Insd. by FGIC & Liq.: Deutsche Bank AG)	1,700,000	1,700,000
Imperial, CA Cmnty. College Dist. GO, Deutsche Bank Spears Trust, Ser. 444, 1.62%, VRDN, (Insd. by FGIC & Liq.: Deutsche Bank AG)	2,840,000	2,840,000
Palomar Pomerado, CA Hlth. GO, Austin Trust Certs., Election of 2004, Ser. 2007-A, 3.32%, VRDN, (Insd. by MBIA & Liq.: Bank of America Corp.)	9,200,000	9,200,000
Sierra, CA Joint Cmnty. College Dist. GO, Deutsche Bank Spears Trust, Sch. Facs. Impt. Dist. 1 & 2, Ser. DB-384, 1.73%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	14,770,000	14,770,000
Sweetwater, CA Union High Sch. District GO, ROC RR-II-R-12226, 2.54%, VRDN, (Insd. by FSA & Liq.: CitiBank, NA)	2,600,000	2,600,000

		43,395,000

GENERAL OBLIGATION – STATE 4.9%
California GO:
PFOTER, 4.15%, VRDN, (Insd. by MBIA & Liq.: Societe Generale)	515,000	515,000
PUTTER, Ser. 2652, 3.32%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	3,120,000	3,120,000
ROC RR-II-R-11402, 2.11%, VRDN, (Insd. by Assd. Gty. Corp. & Liq.: Citibank, NA)	8,200,000	8,200,000
ROC RR-II-R-622PB, 1.90%, VRDN, (Insd. by AMBAC & Liq.: PB Capital Corp.)	7,830,000	7,830,000

		19,665,000

HOSPITAL 5.3%
Merrill Lynch Puttable Option Tax-Exempt Receipts, MT-545, 2.36%, VRDN, (Insd. by MBIA, Gtd. by BH Finance, LLC & Liq.: Merrill Lynch & Co., Inc.)	3,860,000	3,860,000
Shelby Cnty., TN Hlth. Edl. & Hsg. Facs. Board RB, Baptist Mem. Healthcare, 1.57%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,900,000	8,900,000
Thomasville, GA Hosp. Auth. RB, John D. Archbold Mem. Hosp., Inc. Proj., Ser. 1997, 1.85%, VRDN, (LOC: Suntrust Banks)	8,775,000	8,775,000

		21,535,000

HOUSING 28.4%
Atlanta, GA Urban Residential Fin. Auth. MHRB, Big Bethel Village, 2.05%, VRDN, (LOC: Suntrust Banks)	4,100,000	4,100,000
California CDA MHRB, PUTTER, Ser. 2681, 2.07%, VRDN, (Liq.: & LOC: JPMorgan Chase & Co.)	8,100,000	8,100,000
California HFA Home Mtge. RB:
Austin Trust Certs., Ser. 2008-1102, 2.02%, VRDN, (Liq.: Bank of America Corp.)	5,700,000	5,700,000
Ser. 2003-H, 5.50%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	2,800,000	2,800,000
Ser. 2005-H, 6.50%, VRDN, (SPA: Dexia SA)	1,700,000	1,700,000
Ser. 2007-H, 1.67%, VRDN, (SPA: KBC Bank NV)	8,995,000	8,995,000
Ser. H, 5.50%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	25,700,000	25,700,000
Ser. K, 1.92%, VRDN, (LOC: Bank of America Corp.)	2,320,000	2,320,000
California Rural Home Mtge. Fin. Auth. SFHRB, Ser. A, 6.50%, VRDN, (SPA: Dexia SA)	3,845,000	3,845,000
FHLMC MHRB:
Ser. M001, Class A, 1.97%, VRDN, (Insd. by & Liq.: FHLMC)	2,907,138	2,907,138
Ser. M007, Class A, 1.97%, VRDN, (Insd. by & Liq.: FHLMC)	10,825,126	10,825,126

1

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A:
2.03%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$24,700,000	$24,700,000
2.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	775,000	775,000
3.85%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,050,000	4,050,000
Class F, 4.15%, VRDN, (Gtd. by & LOC: Lloyds TSB Group plc)	560,000	560,000
Oakland, CA Redev. Agcy. MHRB, 2.08%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	8,100,000	8,100,000

		115,177,264

INDUSTRIAL DEVELOPMENT REVENUE 1.7%
California CDA RB, Triple H Investors Proj., 2.00%, VRDN, (LOC: Union Bank of California)	410,000	410,000
California EDA RB, Killion Inds. Proj., 1.83%, VRDN, (LOC: Union Bank of California)	2,530,000	2,530,000
California Infrastructure & Econ. Dev. Bank IDRB, Haig Precision Manufacturing Corp., 2.15%, VRDN, (SPA: Bank of the West)	1,890,000	1,890,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.05%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	920,000	920,000
Riverside Cnty., CA IDRB, Triple H Processors Proj., 2.00%, VRDN, (LOC: Union Bank of California)	1,150,000	1,150,000

		6,900,000

MISCELLANEOUS REVENUE 12.7%
Alameda, CA Corridor Trans. Auth. RB, Deutsche Bank Spears Trust, Ser. DBE-664, 1.57%, VRDN, (Liq.: Deutsche Bank AG)	5,000,000	5,000,000
California Infrastructure EDRB, Society for the Blind Proj., 1.90%, VRDN, (LOC: U.S. Bank)	2,275,000	2,275,000
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Carlos Echeverria & Sons Proj., 2.33%, VRDN, (LOC: KeyCorp)	3,500,000	3,500,000
Dairy & Poso Creek Proj., 2.33%, VRDN, (SPA: Bank of the West)	3,000,000	3,000,000
George & Jennifer Deboer Trust, 2.28%, VRDN, (LOC: Wells Fargo & Co.)	2,500,000	2,500,000
Heritage Dairy Proj., 2.28%, VRDN, (LOC: Wells Fargo & Co.)	1,500,000	1,500,000
John B. & Ann M. Verwey Proj., 2.33%, VRDN, (LOC: Bank of America Corp.)	3,400,000	3,400,000
Milk Time Dairy Farms Proj., 2.33%, VRDN, (SPA: Bank of the West)	1,400,000	1,400,000
Citizens Property Insurance Corp., Florida Rev. Notes, Ser. A-2, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	10,000,000	10,055,625
Indiana Bond Bank RB, Advanced Funding Program Notes, Ser. A, 3.00%, 01/30/2009, (LOC: Bank of New York Mellon Corp.)	10,000,000	10,021,241
Philadelphia, PA IDA RB, One Bright Ray, Inc., Ser. A-3, 2.00%, VRDN, (LOC: Citizens Bank)	3,000,000	3,000,000
Puerto Rico Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 2.30%, 03/01/2009, (Gtd. by Becton Dickinson & Co.)	5,640,000	5,640,000

		51,291,866

RESOURCE RECOVERY 4.3%
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Bidart Dairy Proj., Ser. 2002, 2.33%, VRDN, (LOC: Wells Fargo & Co.)	6,000,000	6,000,000
BLT Enterprises Proj., Ser. A, 2.15%, VRDN, (LOC: Union Bank of California)	7,135,000	7,135,000
Napa Recycling & Waste, Ser. A, 2.15%, VRDN, (LOC: Union Bank of California)	4,220,000	4,220,000

		17,355,000

SPECIAL TAX 7.0%
Irvine, CA Union Sch. Dist. Spl. Tax, Austin Trust Cert., Ser. 2007-315, 1.94%, VRDN, (Liq.: Bank of America Corp. & LOC: State Street Corp.)	15,000,000	15,000,000
Puerto Rico Sales Tax Financing Corp. RB, ROC RR-II-R-11147, Class A, 1.95%, VRDN, (Insd. by AMBAC & Liq.: CitiBank, NA)	5,550,000	5,550,000
Richmond, CA Cmnty. Redev. Agcy. MTC, Ser. E-5, 1.73%, VRDN, (Insd. by MBIA & LOC: Royal Bank of Canada)	7,875,000	7,875,000

		28,425,000

TOBACCO REVENUE 6.6%
Golden State Tobacco Securitization Corp. RB:
ROC RR-II-R-12210, 1.94%, VRDN, (Insd. by BHAC & Liq.: Citigroup, Inc.)	19,800,000	19,800,000
ROC RR-II-R-287X, 1.50%, VRDN, (Insd. by U.S.Treasury & Liq.: CitiBank, NA)	7,075,000	7,075,000

		26,875,000

2

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 1.8%
California Bay Area Toll & Bridge Auth. RB, PUTTER, Ser. 2638, 1.78%, VRDN, (Liq.: JPMorgan Chase & Co.)	$7,245,000	$7,245,000

UTILITY 4.4%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 4.89%, VRDN, (Gtd. by Delmarva Power & Light Co.)	1,800,000	1,800,000
Merill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 1.87%, VRDN, (Insd. by FGIC & Liq.: Dexia SA)	5,830,000	5,830,000
New Hampshire Business Fin. Auth. PCRRB, The United Illuminating Co. Proj., Ser. A, 3.90%, 12/01/2008, (Insd. by AMBAC)	3,500,000	3,500,000
Puerto Rico Elec. Power Auth. RB, ROC-RR-II-R 10316CE, 1.81%, VRDN, (Liq.: CitiBank, NA)	6,700,000	6,700,000

		17,830,000

WATER & SEWER 6.5%
California Dept. of Water Resources RB, PUTTER, Ser. 2665, 2.47%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	1,475,000	1,475,000
Hanford, CA Sewer RB, Ser. A, 2.02%, VRDN, (LOC: Union Bank of California)	950,000	950,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 2.00%, VRDN, (Gtd. by Sunoco, Inc.)	2,200,000	2,200,000
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, MSTR:
Ser. SGC-48, Class A, 1.67%, VRDN, (Insd. by FGIC & LOC: Societe Generale)	10,000,000	10,000,000
Ser. SGC-49, Class A, 1.67%, VRDN, (Insd. by FGIC & LOC: Societe Generale)	10,000,000	10,000,000
San Diego, CA Water Auth. COP RB, Austin Trust Certs., 3.32%, VRDN, (Insd. by MBIA & Liq.: Bank of America Corp.)	1,790,000	1,790,000

		26,415,000

Total Investments (cost $403,613,254) 99.6%		403,613,254
Other Assets and Liabilities 0.4%		1,484,799

Net Assets 100.0%		$405,098,053

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit; liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7, which were designed to minimize both credit and market risks.

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2008.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement

3

EVERGREEN CALIFORNIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

The following table shows the percent of total investments by geographic location as of October 31, 2008:

California	72.1%
Texas	6.1%
Puerto Rico	5.9%
Georgia	3.2%
Indiana	2.7%
Florida	2.5%
Tennessee	2.2%
Pennsylvania	1.3%
Winconsin	1.0%
New Hampshire	0.9%
Delaware	0.4%
Minnesota	0.4%
Non-state specific	1.3%

100.0%

On October 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Valuation hierarchy

On February 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	430,613,254
Level 3 – Significant Unobservable Inputs	0

Total	$430,613,254

4

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2008 (unaudited)
	Principal Amount	Value

CERTIFICATES OF DEPOSIT 7.0%
Abbey National plc, 4.83%, 11/13/2008	$100,000,000	$100,000,000
Allied Irish Banks plc, 2.95%, 11/19/2008	100,000,000	100,000,000
Branch Banking & Trust Co., 3.14%, 04/23/2009	100,000,000	100,000,000
Deutsche Bank AG, 4.42%, 01/05/2009	100,000,000	100,000,000

Total Certificates of Deposit (cost $400,000,000)		400,000,000

COMMERCIAL PAPER 44.6%
Asset-Backed 31.9%
Alpine Securitization Corp., 3.00%, 11/14/2008	80,000,000	79,926,667
Barton Capital Corp., 2.75%, 12/03/2008	80,000,000	79,816,667
Bryant Park Funding, LLC:
3.00%, 11/24/2008	25,070,000	25,026,127
4.00%, 11/20/2008	54,582,000	54,478,901
Charta, LLC, 3.50%, 01/20/2009	75,000,000	74,431,250
Chesham Finance, LLC, 2.00%, 11/03/2008	50,000,000	50,000,000
Crown Point Capital Co., 4.75%, 12/10/2008	80,000,000	79,609,444
Ebbets, LLC:
2.00%, 11/03/2008	50,000,000	50,000,000
2.50%, 11/04/2008	30,000,000	29,997,917
Elysian Funding, LLC, 4.90%, 02/09/2009	50,000,000	49,333,056
Enterprise Funding, LLC, 2.70%, 11/20/2008	50,000,000	49,936,250
Fairway Finance Corp., 4.50%, 11/03/2008	70,000,000	70,000,000
Falcon Asset Securitization Co., LLC:
2.50%, 11/05/2008	18,000,000	17,997,500
4.00%, 11/03/2008	51,000,000	51,000,000
Fountain Square Commercial Funding Corp., 2.50%, 11/03/2008	50,000,000	50,000,000
Gemini Securitization Corp., LLC:
4.40%, 12/02/2008	50,000,000	49,822,778
4.50%, 11/07/2008	30,000,000	29,985,000
Gotham Funding Corp.:
3.00%, 11/17/2008	45,000,000	44,947,500
3.50%, 11/19/2008	35,134,000	35,079,347
Jupiter Securitization Co., LLC, 3.95%, 11/03/2008	80,000,000	80,000,000
Kitty Hawk Funding Corp., 3.10%, 11/20/2008	50,000,000	49,926,805
Lexington Parker Capital Corp., LLC, 5.10%, 11/03/2008	80,000,000	80,000,000
LMA SA, 3.35%, 11/24/2008	50,000,000	49,902,292
Market Street Funding, LLC, 5.00%, 01/23/2009	80,000,000	79,100,000
Matchpoint Master Trust, 2.30%, 11/21/2008	35,000,000	34,959,750
Old Line Funding, LLC:
3.95%, 11/17/2008	30,000,000	29,953,917
4.40%, 01/09/2009	50,000,000	49,590,556
Ranger Funding Co., LLC:
3.10%, 11/20/2008	50,526,000	50,452,035
4.00%, 11/03/2008	20,816,000	20,816,000
Surrey Funding Corp.:
3.50%, 11/25/2008	85,000,000	84,818,194
3.75%, 11/25/2008	25,000,000	24,942,708
Three Pillars Funding Corp.:
4.60%, 01/15/2009	35,000,000	34,673,528
5.25%, 01/06/2009	50,000,000	49,533,333
Thunder Bay Funding, LLC:
4.00%, 11/18/2008	46,529,000	46,451,452
4.00%, 12/19/2008	35,000,000	34,821,111
Ticonderoga Funding, LLC, 2.80%, 11/03/2008	50,000,000	50,000,000

		1,821,330,085

1

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Commercial Banks 8.5%
Anglo Irish Bank Corp. plc, 0.25%, 11/03/2008	$100,000,000	$100,000,000
Barclays U.S. Funding, LLC, 3.08%, 02/04/2009	85,000,000	84,323,024
BNP Paribas SA, 3.05%, 12/19/2008	100,000,000	99,610,278
Dexia Delaware, LLC, 2.80%, 11/24/2008	100,000,000	99,836,667
Erste Finance, LLC, 0.25%, 11/03/2008	100,000,000	100,000,000

		483,769,969

Diversified Financial Services 1.7%
Bank of America Corp., 2.98%, 03/05/2009	100,000,000	98,990,111

Insurance 0.9%
Irish Life & Permanent plc, 3.10%, 11/12/2008	50,000,000	49,961,250

Thrifts & Mortgage Finance 1.6%
Nationwide Building Society:
2.75%, 11/06/2008	50,000,000	49,988,542
2.90%, 12/05/2008	45,000,000	44,884,000

		94,872,542

Total Commercial Paper (cost $2,548,923,957)		2,548,923,957

CORPORATE BONDS 25.9%
Capital Markets 6.1%
Bear Stearns Cos., FRN, 4.73%, 11/14/2008	50,000,000	50,000,000
Morgan Stanley, FRN:
4.15%, 11/03/2008 +	100,000,000	100,000,000
4.71%, 11/17/2008 +	200,000,000	200,000,000

		350,000,000

Commercial Banks 5.7%
HBOS plc, FRN, 3.01%, 11/06/2008 +	125,000,000	125,000,000
Wells Fargo & Co., 3.55%, 05/01/2009 °	100,000,000	100,024,861
WestLB AG, FRN, 4.36%, 11/10/2008 +	100,000,000	100,000,000

		325,024,861

Consumer Finance 7.4%
American Express Centurion Bank, FRN, 4.31%, 11/07/2008	75,000,000	75,000,000
American Honda Finance Corp., FRN:
2.96%, 11/26/2008	90,000,000	90,000,000
4.95%, 01/14/2009	50,000,000	50,000,000
General Electric Capital Corp., FRN, 1.17%, 11/03/2008	75,000,000	74,994,560
Toyota Motor Credit Corp., FRN:
1.21%, 11/03/2008	100,000,000	100,000,000
4.64%, 11/12/2008	30,000,000	30,000,000

		419,994,560

Diversified Telecommunication Services 0.7%
BellSouth Corp., 4.97%, 04/27/2009	40,000,000	40,244,597

Food & Staples Retailing 1.3%
Wal-Mart Stores, Inc., 5.75%, 06/01/2009	75,000,000	76,271,683

Insurance 4.7%
Genworth Financial, Inc., FRN, 4.50%, 11/11/2008 +	25,000,000	25,000,000
Hartford Life Global Holdings, FRN, 3.09%, 12/15/2008 +	50,000,000	50,000,000
Jackson National Life Global Holdings, FRN:
3.10%, 11/11/2008	45,000,000	45,000,000
3.59%, 12/23/2008	75,000,000	75,000,000
MetLife, Inc., FRN, 5.19%, 01/13/2009 +	75,000,000	75,000,000

		270,000,000

Total Corporate Bonds (cost $1,481,535,701)		1,481,535,701

2

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Principal Amount	Value

FUNDING AGREEMENTS 5.3%
Metropolitan Life Funding Agreement, 3.16%, 11/24/2008 +	$100,000,000	$100,000,000
Transamerica Occidental Funding Agreement:
3.94%, 11/03/2008 +	70,000,000	70,000,000
4.03%, 01/02/2009 +	135,000,000	135,000,000

Total Funding Agreements (cost $305,000,000)		305,000,000

MUNICIPAL OBLIGATIONS 0.9%
Industrial Development Revenue 0.2%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., Ser. B-1, 4.00%, VRDN, (LOC: Bank of America Corp.)	8,300,000	8,300,000

Miscellaneous Revenue 0.7%
Detroit, MI Econ. Dev. Corp. RB, Waterfront Recreation, Ser. B, 4.00%, VRDN, (LOC: Bank of America Corp.)	41,830,000	41,830,000

Total Municipal Obligations (cost $50,130,000)		50,130,000

REPURCHASE AGREEMENTS ^^ 1.3%
Barclays Capital plc, 0.30%, dated 10/31/2008, maturing 11/03/2008, maturity value $50,001,250 (1)	50,000,000	50,000,000
Deutsche Bank AG, 0.10%, dated 10/31/2008, maturing 11/03/2008, maturity value $25,032,438 (2)	25,032,229	25,032,229

Total Repurchase Agreements (cost $75,032,229)		75,032,229

U.S. GOVERNMENT & AGENCY OBLIGATIONS 10.4%
FHLB:
2.43%, 04/14/2009	75,000,000	75,000,000
3.10%, 04/15/2009-04/22/2009	50,000,000	49,283,125
4.50%, 10/09/2009	25,000,000	25,260,952
FRN, 3.44%, 11/23/2008	100,000,000	99,874,423
FHLMC:
2.50%, 05/18/2009	120,000,000	120,000,000
3.65%, 01/30/2009	50,000,000	50,000,000
FRN, 4.25%, 11/18/2008	25,000,000	25,000,000
FNMA, FRN, 0.54%, 11/03/2008	150,000,000	149,987,541

Total U.S. Government & Agency Obligations (cost $594,406,041)		594,406,041

YANKEE OBLIGATIONS – CORPORATE 4.6%
Commercial Banks 4.6%
Bank of Ireland, FRN, 4.29%, 11/18/2008	110,000,000	110,000,000
Royal Bank of Canada, FRN, 4.04%, 11/05/2008 144A	100,000,000	100,000,000
Royal Bank of Scotland, FRN, 1.26%, 11/03/2008 144A	50,000,000	50,000,000

Total Yankee Obligations – Corporate (cost $260,000,000)		260,000,000

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Prime Value Obligation Fund, Class IS, 2.35% q (cost $74,753)	74,753	74,753

Total Investments (cost $5,715,102,681) 100.0%		5,715,102,681
Other Assets and Liabilities 0.0%		874,703

Net Assets 100.0%		$5,715,977,384

+	Security is deemed illiquid.
^^	Collateralized by:
(1)	$37,665,900 U.S. Treasury Note, 8.75%, 05/15/2017, value including accrued interest is $51,000,134.
(2)	$25,395,900 U.S. Treasury Note, 1.75%, 31/03/2010, value including accrued interest is $25,532,946.
°

Investment in non-controlled affiliate. At October 31, 2008, the Fund owned shares of Wells Fargo & Co. with a cost basis of $100,024,861. The Fund earned $266,250 of income from Wells Fargo & Co. for the period from October 3, 2008 to October 31, 2008.

3

EVERGREEN MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2008.

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.

The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Summary of Abbreviations

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RB	Revenue Bond

On October 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

On February 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	5,715,102,681
Level 3 – Significant Unobservable Inputs	0

Total	$5,715,102,681

4

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
AIRPORT 4.0%
Broward Cnty., FL Arpt. Sys. RB, Ser. N, 1.95%, VRDN, (LOC: Assured Guaranty)	$43,500,000	$43,500,000
Greater Orlando, FL Aviation Auth. RB, Flight Safety Proj.:
Ser. A, 2.05%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	6,400,000	6,400,000
Ser. B, 2.05%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	6,900,000	6,900,000
Miami-Dade Cnty., FL Aviation RB, Ser. 2008-1142, 2.02%, VRDN, (Insd. by Assured Guaranty)	18,140,000	18,140,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 2.45%, VRDN, (Gtd. by Boeing Co.)	20,210,000	20,210,000
Ser. B, 2.45%, VRDN, (Gtd. by Boeing Co.)	15,230,000	15,230,000

		110,380,000

CONTINUING CARE RETIREMENT COMMUNITY 0.0%
Orange Cnty., FL Hlth. Facs. Auth. RB, 1.84%, VRDN, (LOC: SunTrust Banks, Inc.)	695,000	695,000

EDUCATION 5.8%
ABN AMRO Munitops Cert. Trust RB, Ser. 2004-03, 2.82%, VRDN, (LOC: ABN AMRO Holding NV)	5,300,000	5,300,000
Alabama Private Colleges & Universities Facs. Auth. Student Hsg. RB, Birmingham-Southern College, 2.37%, VRDN, (LOC: Regions Bank)	11,285,000	11,285,000
California Infrastructure & Econ. Dev. Bank RB, Thacher Sch. Proj., Ser. 2007, 2.40%, VRDN, (LOC: Keybank NA)	12,000,000	12,000,000
Colorado Edl. & Cultural Facs. Auth. RB:
Vail Mountain Sch. Proj., Ser. 2003, 2.50%, VRDN, (LOC: KeyCorp)	4,000,000	4,000,000
Vail Valley Foundation Proj., Ser. 2007, 1.80%, VRDN, (LOC: U.S. Bancorp)	5,970,000	5,970,000
Connecticut RB, PUTTER, Ser. 3142, 1.90%, VRDN, (Liq.: JPMorgan Chase & Co.)	12,260,000	12,260,000
Florida Higher Edl. Facs. Fin. Auth. RB:
Ringling Sch. Art & Design, Inc. Proj., Ser. 2004, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	17,300,000	17,300,000
Southeastern Univ., Inc. Proj., 2.32%, VRDN, (LOC: Regions Bank)	12,980,000	12,980,000
Jefferson Cnty., KY Student Hsg. Indl. Bldg. RB, Univ. of Louisville Proj., Ser. A, 2.37%, VRDN, (LOC: Regions Bank)	9,035,000	9,035,000
Louisiana Local Govt. Env. Facs. & CDA RB, Univ. of Louisiana at Monroe Facs., Ser. C, 2.37%, VRDN, (LOC: Regions Bank)	12,430,000	12,430,000
Memphis, TN Hlth. Edl. & Hsg. Facs. Board RB, Lane College Proj., 2.35%, VRDN, (LOC: Regions Bank)	8,500,000	8,500,000
Monroe Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Harley Sch. Proj., Ser. 2008, 1.82%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	3,860,000	3,860,000
New York Dorm. Auth. Tax Exempt Cert. RB, St. John’s Univ., Ser. 2007, 1.87%, VRDN, (Liq.: State Street Corp.)	26,020,000	26,020,000
Private Colleges and Universities Auth. of Georgia RB, Mercer Univ. Proj.:
1.80%, VRDN, (LOC: Branch Bank & Trust Co.)	11,045,000	11,045,000
Ser. A, 1.80%, VRDN, (LOC: Branch Bank & Trust Co.)	5,500,000	5,500,000
Summit Cnty., OH RB, Western Academy Reserve, 2.66%, VRDN, (LOC: KeyCorp)	225,000	225,000
University of South Florida Research Foundation RB, Univ. Tech. Ctr. Research Proj., Ser. B, 1.52%, VRDN, (LOC: Bank of America Corp.)	700,000	700,000
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., 1.55%, VRDN, (LOC: Bank of America Corp.)	1,940,000	1,940,000

		160,350,000

GENERAL OBLIGATION – LOCAL 5.8%
ABN AMRO Munitops Cert. Trust GO, Ser. 2003-18, 3.32%, VRDN, (Insd. by MBIA & SPA: ABN AMRO Bank)	9,495,000	9,495,000
California Coast Cmnty. College Dist. GO, Ser. 2008-33TPZ, 1.57%, VRDN, (LOC: FSA & Liq.: Wells Fargo & Co.)	4,850,000	4,850,000
Chicago, IL Muni. Securitization Trust Receipts GO, Class A:
Ser. 53, 1.70%, VRDN, (SPA: Societe Generale)	7,305,000	7,305,000
Ser. 56, 1.70%, VRDN, (SPA: Societe Generale)	3,270,000	3,270,000
Clark Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0146, 1.77%, VRDN, (LOC: U.S. Bankcorp)	6,335,000	6,338,880
Cook Cnty., IL GO, Ser. 559, 2.27%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,665,000	2,665,000

1

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Desert Cmnty. College Dist. of California GO, PUTTER, Ser. 2676, 2.47%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	$9,830,000	$9,830,000
Fort Bend Cnty., TX GO, PFOTER, Ser. 1326, 2.32%, VRDN, (Insd. by FGIC)	2,755,000	2,755,000
Hoboken, NJ TAN, Ser. DBE-689, 1.59%, VRDN, (Liq.: Deutsche Bank AG)	5,025,000	5,025,000
Honolulu, HI GO, ROC-RR-II-R-12066, 2.35%, VRDN, (Insd. by FSA)	5,520,000	5,520,000
Huntington Beach, CA GO, Deutsche Bank Spears Trust, 1.72%, VRDN, (Insd. by FGIC & Liq.: Deutsche Bank AG)	3,400,000	3,400,000
Lanse Creuse, MI Pub. Sch. Bldg. & Site GO, 2.78%, VRDN, (LOC: JPMorgan Chase & Co.)	45,000,000	45,000,000
New York, NY GO:
Ser. H-1, 2.15%, VRDN, (SPA: Dexia SA)	3,900,000	3,900,000
Ser. H-5, 2.50%, VRDN, (SPA: Dexia SA)	30,630,000	30,630,000
Palomar Pomerado, CA Hlth. GO, Austin Trust Certs., Election of 2004, Ser. 2007-A, 3.32%, VRDN, (Insd. by MBIA & Liq.: Bank of America Corp.)	3,250,000	3,250,000
Ukiah, CA Union Sch. Dist. GO, Deutsche Bank Spears Trust, Ser. DB-382, 1.73%, VRDN, (Insd. by MBIA & SPA: Deutsche Bank AG)	8,120,000	8,120,000
Washoe Cnty., NV Eclipse Funding Trust GO, Ser. 2006-0142, 1.78%, VRDN, (Liq.: U.S. Bank)	8,475,000	8,499,382

		159,853,262

GENERAL OBLIGATION – STATE 2.9%
Clipper Tax-Exempt Cert. Trust RB:
Ser. 2007-26, 1.87%, VRDN, (Liq.: State Street Corp.)	29,693,000	29,693,000
Ser. 2007-32, 1.92%, VRDN, (Liq.: State Street Corp.)	14,500,000	14,500,000
Commonwealth of Puerto Rico GO, ROC-RR-II-R-185, 1.50%, VRDN, (LOC: CitiBank, NA)	3,715,000	3,715,000
District of Columbia GO, ROC-RR-II-R-11386, 2.57%, VRDN, (LOC: FSA & Liq.: CitiBank, NA)	3,895,000	3,895,000
Massachusetts Bay Trans. Auth. GO, Gen. Trans. Sys., 2.50%, VRDN, (SPA: Dexia SA)	10,200,000	10,200,000
Massachusetts Muni. Securitization Trust Receipts GO, Class A, 1.70%, VRDN, (LOC: Societe Generale)	7,625,000	7,625,000
Washington GO, PUTTER, Ser. 2640, 1.83%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,995,000	9,995,000

		79,623,000

HOSPITAL 18.9%
Butler Cnty., OH Hosp. Facs. RB, PFOTER, Fort Hamilton Hosp., 3.51%, VRDN, (Insd. by FSA & Liq.: Merrill Lynch & Co., Inc.)	20,000,000	20,000,000
Cuyahoga Cnty., OH Hosp. RRB, Univ. Hosp. Hlth. Sys., Inc. Proj., Ser. 263, 4.25%, VRDN, (LOC: MBIA)	85,015,000	85,015,000
Escambia Cnty., FL Hlth. Facs. Auth. RRB, Azalea Trace, Inc. Proj., Ser. 2003-B, 1.50%, VRDN, (Insd. by Radian Asset Assurance, Inc. & LOC: Bank of America Corp.)	14,000,000	14,000,000
Franklin Cnty., OH Trinity Hlth. Term Tender CR RB, 2.30%, 12/04/2008, (Insd. by AMBAC)	20,850,000	20,851,767
Georgetown, MI, Econ. Dev. Corp. RB, Sunset Manor Proj., Ser. 2000, 3.50%, VRDN, (LOC: Huntington Natl. Bank)	8,860,000	8,860,000
Hamilton Cnty., OH Hosp. Facs. RB, 2.53%, VRDN, (Liq.: Merrill Lynch & Co.)	42,070,000	42,070,000
Highlands Cnty., FL Hlth. Facs. Auth. RRB:
Adventist Hlth. Sys. Proj.:
Ser. A, 3.80%, VRDN, (LOC: SunTrust Banks, Inc.)	300,000	300,000
Ser. C, 1.80%, VRDN, (Gtd. by Adventist Hlth. Sys.)	500,000	500,000
ROC-RR-II-R 11564, Adventist Hlth. Sys. & Sunbelt Obligated Group Proj., Ser. 2006C, 1.95%, VRDN, (LOC: CitiBank NA)	4,900,000	4,900,000
Illinois Fin. Auth. RB:
Advocate Hlth. Care, Ser. 2008-A-2, 1.90%, 02/05/2009, (Gtd. by Advocate Hlth.)	17,055,000	17,055,000
OSF Heatlhcare Proj., Ser. 2005-B, 2.65%, 11/07/2008, (Gtd. by OSF Healthcare System)	53,000,000	53,000,863
Resurrection Hlth., Ser. B, 1.69%, VRDN, (Liq.: JPMorgan Chase & Co.)	9,800,000	9,800,000
Indiana Hlth. & Edl. Facs. Fin. Auth. RB, Clarian Hlth. Obligated Group, Ser. 2005-D, 1.43%, VRDN, (LOC: Branch Bank & Trust Co.)	8,970,000	8,970,000
Indiana Hlth. Facs. Auth. RRB, PFOTER, Ser. 2001, 2.47%, VRDN, (LOC: AMBAC & Liq.: Merrill Lynch & Co., Inc.)	9,120,000	9,120,000
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Ser. A, 1.20%, VRDN, (LOC: Bank of America Corp.)	240,000	240,000

2

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., 1.95%, VRDN, (LOC: Bank of America Corp.)	$700,000	$700,000
Kentucky Econ. Dev. Fin. Auth. RB, Ashland Hosp. Corp., Ser. B, 4.00%, 12/18/2008, (LOC: Branch Bank & Trust Co.)	15,000,000	15,000,000
Kentucky EDA St. Luke’s Hosp. RB, PFOTER, 2.36%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	480,000	480,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, Ser. 566, 2.56%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,845,000	8,845,000
Lima, OH Hosp. RB, Lima Mem. Hosp. Proj., 1.85%, VRDN, (LOC: Bank One)	620,000	620,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth. Alliance Proj., 1.50%, VRDN, (LOC: Bank of America Corp.)	1,011,000	1,011,000
Mississippi Hosp. Equipment & Facs. Auth. RB:
Baptist Mem. Healthcare, Ser. 2004B-2, 1.57%, VRDN, (Liq.: Merrill Lynch & Co.)	18,380,000	18,380,000
Baptist Mem. Healthcare, Ser. 2004B, 2.36%, VRDN, (Liq.: Merril Lynch & Co.)	17,470,000	17,470,000
Grenada Lake Med. Ctr. Proj., 2.57%, VRDN, (LOC: Regions Bank)	13,380,000	13,380,000
Norfolk, VA EDA RRB, Bon Secours Hlth., Ser. D-1, 1.80%, VRDN, (LOC: Landesbank Baden)	400,000	400,000
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB, Wake Forest Univ., Ser. C, 1.50%, VRDN, (LOC: Bank of America Corp.)	5,100,000	5,100,000
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, Bethesda Hlth. Care Proj., 1.20%, VRDN, (LOC: SunTrust Banks, Inc.)	360,000	360,000
Palmetto Health Alliance Term Tender CR, Ser. 2008-AK, 2.65%, 11/06/2008, (LOC: Branch Bank & Trust)	28,795,000	28,806,502
Philadelphia, PA IDRB, PUTTER, Ser. 2133, 1.85%, VRDN, (Liq.: JPMorgan Chase & Co.)	16,110,000	16,110,000
Pinellas Cnty., FL Hlth. Facs. Auth. RRB, Bayfront Hosp. Proj., Ser. 2006-A, 1.20%, VRDN, (LOC: SunTrust Banks, Inc.)	8,300,000	8,300,000
Shelby Cnty., TN Hlth. Edl. & Hsg. Facs. Board RB, Baptist Mem. Healthcare, Ser. 2004-A, 1.57%, VRDN, (Liq.: Merrill Lynch & Co.)	43,440,000	43,440,000
South Carolina Jobs EDA RRB, Bon Secours Hlth., Ser. D, 1.80%, VRDN, (LOC: Landesbank Baden)	400,000	400,000
University of Pennsylvania Hlth. Sys. Term Tender CR RB:
Ser. A, 2.90%, 11/14/2008, (Gtd. by Univ. of Pennsylvania)	20,840,000	20,840,913
Ser. D, 2.95%, 11/18/2008, (Gtd. by Univ. of Pennsylvania)	26,670,000	26,671,597

		520,997,642

HOUSING 19.9%
Alachua Cnty., FL HFA RB, Univ. Cove Apts. Proj., 1.90%, VRDN, (LOC: SunTrust Banks, Inc.)	3,865,000	3,865,000
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., 1.87%, VRDN, (LOC: Marshall & Ilsley Corp.)	9,280,000	9,280,000
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 2.00%, VRDN, (LOC: Harris Trust & Savings)	2,200,000	2,200,000
California HFA Home Mtge. RB:
Ser. 2003-H, 5.50%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	23,935,000	23,935,000
Ser. 2005-H, 6.50%, VRDN, (Insd. by FSA & Liq.: Dexia SA)	800,000	800,000
Ser. 2007-H, 1.67%, VRDN, (SPA: KBC Bank NV)	16,800,000	16,800,000
California Rural Home Mtge. Fin. Auth. SFHRB, Ser. A, 6.50%, VRDN, (SPA: Dexia SA)	5,200,000	5,200,000
California Statewide CDA RB, Pennsylvania Valley Apt. Proj., Ser. 2001, 2.12%, VRDN, (LOC: FHLMC)	1,765,000	1,765,000
Clipper Tax-Exempt Cert. Trust COP RB:
Ser. 1999-02, 1.97%, VRDN, (SPA: State Street Corp.)	1,504,055	1,504,055
Ser. 2004-10, 1.97%, VRDN, (Insd. by FNMA & GNMA & Liq.: State Street Corp.)	5,723,000	5,723,000
Ser. 2005-14, 1.97%, VRDN, (Insd. by GNMA & Liq.: State Street Corp.)	3,230,000	3,230,000
Ser. 2006-06, 1.97%, VRDN, (Liq.: State Street Corp.)	4,033,000	4,033,000
Collin Cnty., TX Hsg. Fin. Corp. RB, Huntington Apts. Proj., 1.90%, VRDN, (Insd. by FHLMC)	6,155,000	6,155,000
District of Columbia HFA MHRB:
Fort Lincoln Garden Proj., Ser. A, 2.15%, VRDN, (LOC: SunTrust Banks, Inc.)	2,335,000	2,335,000
Tyler House Trust, Ser. 1995-A, 2.38%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	14,200,000	14,200,000
Escambia Cnty., FL HFA RB, Macon Trust 2002, Ser. B, 2.02%, VRDN, (Insd. by GNMA & LOC: Bank of America Corp.)	3,345,000	3,345,000

3

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
FHLMC MHRB, Ser. M001, Class A, 1.97%, VRDN, (Insd. by & Liq.: FHLMC)	$11,628,554	$11,628,554
Florida Hsg. Fin. Corp. MHRB, Spring Haven Apts. Proj., 1.91%, VRDN, (LOC: CitiBank, NA)	3,965,000	3,965,000
Florida Hsg. Fin. Corp. MHRRB, College Park Apts., 1.90%, VRDN, (Liq.: FHLMC)	9,775,000	9,775,000
Lee Cnty., FL HFA SFHRB:
Ser. 2908Z, 2.07%, VRDN, (LOC: GNMA & Liq.: JPMorgan Chase & Co.)	7,195,000	7,195,000
Ser. 2909Z, 2.07%, VRDN, (LOC: GNMA & Liq.: JPMorgan Chase & Co.)	7,195,000	7,195,000
Macon Trust Pooled Cert. RB:
Ser. 1997, 2.12%, VRDN, (Insd. by FSA & LOC: Bank of America Corp.)	550,000	550,000
Ser. 1998A, 3.32%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	329,000	329,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	163,000	163,000
Massachusetts Dev. Fin. Agcy. RB, Georgetown Vlg. Apts., Ser. A, 2.10%, VRDN, (Insd. by FNMA)	3,800,000	3,800,000
Memphis, TN Hlth. Ed. & Hsg. Facs. Board RB, PFOTER, Corning Village Apts., 2.20%, VRDN, (LOC: FHLMC)	3,560,000	3,560,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A:
2.14%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	54,970,000	54,970,000
2.03%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	11,795,000	11,795,000
2.14%, VRDN, (Insd. by FHLMC)	54,955,000	54,955,000
3.85%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	3,245,000	3,245,000
Class B, 2.08%, VRDN, (Liq.: Lloyds TSB Group plc)	45,545,000	45,545,000
Class C, 2.08%, VRDN, (SPA: Lloyds TSB Group plc)	3,085,000	3,085,000
Class D, 2.08%, VRDN, (Liq.: Societe Generale)	7,595,000	7,595,000
Class F, 4.15%, VRDN, (Gtd. by & LOC: Lloyds TSB Group plc)	1,890,000	1,890,000
Class G, 2.08%, VRDN, (Liq.: Lloyds TSB Group plc)	18,960,000	18,960,000
Class I, 2.08%, VRDN, (LOC: Lloyds TSB Group plc)	580,000	580,000
Miami-Dade Cnty., FL HFA MHRB, ROC-RR-II-R-13043, 2.68%, VRDN, (LOC: FSA & Liq.: CitiBank, NA)	2,830,000	2,830,000
Minneapolis, MN MHRB, Stone Arch Apts., 2.00%, VRDN, (Insd. by FHLB)	3,600,000	3,600,000
Minnesota Bond Securitization Trust Cert. RB, Carleton Lofts Proj., Class A, 2.63%, VRDN, (LOC: LaSalle Bank, NA)	8,245,000	8,245,000
MMA Finl. MHRB, Ser. A, Class A, 2.10%, VRDN, (Liq.: SunTrust Banks, Inc.)	2,685,000	2,685,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB, 2.13%, VRDN, (SPA: Danske Bank)	2,000,000	2,000,000
Municipal Mtge. & Equity, LLC RB, PFOTER, 4.25%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	17,940,000	17,940,000
Nebraska Fin. Auth. MHRRB, Pheasant Ridge Apts., 1.95%, VRDN, (LOC: FHLMC)	8,950,000	8,950,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Associates Proj., 6.88%, VRDN, (LOC: Northern Trust Corp.)	4,310,000	4,310,000
New York Hsg. Fin. Agcy. RB, Archstone Westbury Hsg., Ser. 2004-A, 1.80%, VRDN, (LOC: Bank of America Corp.)	3,600,000	3,600,000
New York Mtge. Agcy. RB, Ser. 135, 4.50%, VRDN, (SPA: Dexia SA)	19,900,000	19,900,000
New York, NY Hsg. Dev. Corp. MHRB:
East 165th St., Ser. A, 1.75%, VRDN, (LOC.: CitiBank, NA)	4,665,000	4,665,000
Intervale Gardens Apts., Ser. A, 2.00%, VRDN, (Liq.: CitiBank, NA)	7,400,000	7,400,000
Lafontaine Ave. Apts. 2007, Ser. A, 2.00%, VRDN, (LOC: CitiBank, NA)	2,435,000	2,435,000
Ser. 2008-A-1-B, 1.80%, VRDN, (LOC: JPMorgan Chase & Co.)	8,400,000	8,400,000
New York, NY SFHRB, Ser. 132, 1.90%, VRDN, (Liq.: Dexia SA)	19,000,000	19,000,000
Oakland, CA Redev. Agcy. MHRB, 2.08%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	1,200,000	1,200,000
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., 3.40%, VRDN, (LOC: KeyCorp)	1,075,000	1,075,000
Orange Cnty., FL HFA MHRB, Marbella Pointe, Ser. 2007-A, 3.50%, VRDN, (LOC: FHLB)	11,000,000	11,000,000
Palm Beach, FL Muni Mae Finl. MHRB, Ser. B, Class A, 2.10%, VRDN, (LOC: SunTrust Banks, Inc.)	8,801,250	8,801,250
Pennsylvania HFA SFHRB, Ser. 2003-77B, 1.85%, VRDN, (SPA: BNP Paribas SA)	3,400,000	3,400,000
Tarant Cnty., TX Hsg. Fin. Corp. RB, PFOTER, Evergreen at Keller Apts. Proj., 2.17%, VRDN, (LOC: FHLMC)	13,145,000	13,145,000

4

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Vermont Hsg. Fin. Agcy. SFHRB:
Ser. 19B, 2.50%, VRDN, (LOC: TD Banknorth, NA)	$7,250,000	$7,250,000
Ser. 20B, 2.50%, VRDN, (LOC: FSA)	7,350,000	7,350,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 1.85%, VRDN, (LOC: Bank of America Corp.)	7,300,000	7,300,000
Washington Hsg. Fin. Commission RB, Ser. 1335, 2.07%, VRDN, (Insd. by FHLMC, FNMA, GNMA & Liq.: JPMorgan Chase & Co.)	3,400,000	3,400,000
Waukesha, WI HFA RB, Park Place Apts. Proj., 2.40%, VRDN, (LOC: Marshall & Ilsley Corp.)	5,640,000	5,640,000
Wisconsin Hsg. & EDA RB, Ser. 2879, 1.98%, VRDN, (LOC: JPMorgan Chase & Co.)	6,995,000	6,995,000

		547,666,859

INDUSTRIAL DEVELOPMENT REVENUE 10.9%
Alachua Cnty., FL IDRB, Florida Rock Proj., 1.75%, VRDN, (LOC: Bank of America Corp.)	1,000,000	1,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 1.68%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,633,000	1,633,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., 2.33%, VRDN, (SPA: Royal Bank of Scotland)	9,250,000	9,250,000
Atkinson & Coffee Cnty., GA Dev. Auth. Solid Waste RB, Langboard, Inc. Proj., Ser. 2008, 2.42%, VRDN	17,600,000	17,600,000
Belgium, WI IDRB, Trimen Industries, Inc. Proj., 1.93%, VRDN, (LOC: U.S. Bancorp)	3,955,000	3,955,000
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj., Ser. A, 1.77%, VRDN, (LOC: Bank of America Corp.)	320,000	320,000
Box Elder Cnty., UT PCRRB, Nucor Corp. Proj., Ser. 2002, 1.70%, VRDN, (Gtd. by Nucor Corp.)	2,900,000	2,900,000
Butler, WI IDRB, Western States Envelope Co. Proj., 1.77%, VRDN, (LOC: Marshall & Ilsley Corp.)	1,150,000	1,150,000
California CDA IDRB, American Biodiesel Proj., Ser. B, 2.00%, VRDN, (LOC: Wells Fargo & Co.)	8,000,000	8,000,000
California EDA RB, Killion Inds. Proj., 1.83%, VRDN, (LOC: Union Bank of California)	2,670,000	2,670,000
Carroll Cnty., GA Dev. Auth. RRB, Royal Metal Products, Inc. Proj., 1.95%, VRDN, (LOC: Branch Bank & Trust Co.)	2,800,000	2,800,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 1.95%, VRDN, (Gtd. by Honeywell Intl., Inc.)	3,000,000	3,000,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., Ser. 2000, 3.15%, VRDN, (LOC: Branch Bank & Trust Co.)	3,000,000	3,000,000
Cobb Cnty., GA IDRB, Standex Intl. Corp. Proj., 1.77%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 2.12%, VRDN, (LOC: Wells Fargo & Co.)	1,805,000	1,805,000
Colorado HFA EDRB:
Corey Bldg. Proj., Ser. A, 2.12%, VRDN, (LOC: Wells Fargo & Co.)	1,530,000	1,530,000
Gressman Enterprises Proj., 1.87%, VRDN, (LOC: Wells Fargo & Co.)	3,300,000	3,300,000
Colorado HFA IDRB, Worldwest, LLP Proj., 2.10%, VRDN, (LOC: Firstar Bank)	2,500,000	2,500,000
Dallam Cnty., TX Indl. Dev. Econ. RB:
Dallhart Jersey Ranch, Inc., Ser. 2008, 2.42%, VRDN, (LOC: CoBank)	1,700,000	1,700,000
Hilmar Cheese Co., Inc. Proj., 2.37%, VRDN, (LOC: Bank of the West)	12,250,000	12,250,000
Devils Lake, ND IDRB, Noodles by Leonardo, 2.25%, VRDN, (LOC: U.S. Bancorp)	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., 2.37%, VRDN, (LOC: U.S. Bancorp)	1,000,000	1,000,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., 2.10%, VRDN, (LOC: U.S. Bancorp)	1,525,000	1,525,000
Elkhart Cnty., IN EDRB, Adorn, Inc. Proj., 2.26%, VRDN, (LOC: Harris Trust & Savings Bank)	1,335,000	1,335,000
Escambia Cnty., FL IDRB, Daw’s Manufacturing Co., Inc. Proj., 1.97%, VRDN, (LOC: Bank of America Corp.)	2,660,000	2,660,000
Eutaw, AL IDRB, South Fresh Aquaculture Proj., 2.76%, VRDN, (LOC: AmSouth Bancorp)	2,300,000	2,300,000
Florida Dev. Fin. Corp. IDRB:
Enterprise Bldg. Proj.:
Ser. A1, 1.83%, VRDN, (LOC: RBC Centura Bank)	2,500,000	2,500,000
Ser. A2, 1.95%, VRDN, (LOC: SunTrust Banks, Inc.)	500,000	500,000
Enterprise Triple Crown Trailers, Ser. 2002-C1, 2.15%, VRDN, (LOC: SunTrust Banks, Inc.)	965,000	965,000
Fort Walton Proj., Ser. A-4, 2.10%, VRDN, (LOC: SunTrust Banks, Inc.)	515,000	515,000
Novelty Crystal Proj., 2.10%, VRDN, (LOC: SunTrust Banks, Inc.)	1,100,000	1,100,000
Plastics Components Proj., 2.10%, VRDN, (LOC: SunTrust Banks, Inc.)	700,000	700,000
Suncoast Bakeries Proj., Ser. A-1, 2.10%, VRDN, (LOC: SunTrust Banks, Inc.)	380,000	380,000

5

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Franklin Cnty., IN EDRB, J&J Packaging Co. Proj., 3.80%, VRDN, (LOC: Fifth Third Bancorp)	$520,000	$520,000
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj., 3.15%, VRDN, (LOC: Bank of America Corp.)	600,000	600,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., 2.15%, VRDN, (LOC: Crestar Bank)	660,000	660,000
Hull, WI IDRB, Welcome Dairy, Inc. Proj., 2.55%, VRDN, (LOC: Associated Bank NA)	1,385,000	1,385,000
Illinois Dev. Fin. Auth. IDRB, Cook Composites & Polymers Proj., 2.10%, VRDN, (LOC: BNP Paribas SA)	1,495,000	1,495,000
Illinois Dev. Fin. Auth. PCRB, A.E. Staley Manufacturing Co. Proj., 2.35%, VRDN, (LOC: Rabobank Intl.)	7,500,000	7,500,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., 2.35%, VRDN, (LOC: Bank One)	1,350,000	1,350,000
Iowa Fin. Auth. IDRB:
Embria Hlth. Sciences Proj., 1.92%, VRDN, (LOC: Wells Fargo & Co.)	1,800,000	1,800,000
Interwest Proj., 2.42%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	3,020,000	3,020,000
Jacksonville, FL EDA IDRB, Crown Products Co. Proj., Ser. 1998, 2.10%, VRDN, (LOC: SunTrust Banks, Inc.)	500,000	500,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., 2.85%, VRDN, (LOC: JPMorgan Chase & Co.)	2,300,000	2,300,000
Jerome Cnty., ID IDRB, Jerome Cheese Proj., 2.42%, VRDN, (LOC: Bank of Montreal)	19,420,000	19,420,000
Jewett, TX Econ. Dev. Corp. IDRRB, Nucor Corp. Proj., Ser. B, 2.00%, VRDN, (Gtd. by Nucor Corp.)	5,400,000	5,400,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn. Proj., 2.42%, VRDN, (SPA: Bay Hypo-Und Vereinsbank AG)	4,600,000	4,600,000
Kansas City, MO Land Clearance RB, Landmark Bank Proj., 2.00%, VRDN, (LOC: U.S. Bancorp)	655,000	655,000
La Porte, IN IDRB, KKO Realty of La Porte, LLC Proj., Ser. 2003, 2.42%, VRDN, (LOC: Bank of New York Mellon Corp.)	4,325,000	4,325,000
Liberal, KS IDRB, Farmland Natl. Beef Co. Proj., Ser. 2000, 2.37%, VRDN, (LOC: Rabobank Intl.)	5,850,000	5,850,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., 1.95%, VRDN, (LOC: U.S. Bancorp)	2,220,000	2,220,000
Maricopa Cnty., AZ IDA RB, Young Elec. Sign Co. Proj., 3.35%, VRDN, (LOC: KeyCorp)	2,500,000	2,500,000
Marion Cnty., OH RB, Marion Family YMCA Proj., 2.17%, VRDN	7,225,000	7,225,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., 2.05%, VRDN, (LOC: Royal Bank of Canada)	11,000,000	11,000,000
Michigan Strategic Fund, Ltd. Obl. RB:
Mibelloon Dairy Proj., 2.37%, VRDN, (LOC: Wells Fargo & Co.)	3,000,000	3,000,000
Quantum, Inc. Proj., 2.60%, VRDN, (LOC: Heller Finl., Inc.)	3,780,000	3,780,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, 2.10%, VRDN, (LOC: Firstbank Corp.)	1,125,000	1,125,000
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, 2.10%, VRDN, (SPA: Societe Generale)	3,135,000	3,135,000
Moorhead, MN Solid Waste Disposal RB, American Crystal Sugar Proj., Ser. 1997, 2.37%, VRDN, (LOC: Wells Fargo & Co.)	5,500,000	5,500,000
New Jersey EDA RB, Ser. 3824, 1.86%, VRDN, (SPA: Dexia SA)	5,725,000	5,725,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., 2.05%, VRDN, (LOC: U.S. Bancorp)	2,355,000	2,355,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., 1.75%, VRDN, (LOC: Bank of America Corp.)	1,725,000	1,725,000
Olathe, KS IDRB, Insulite Proj., 2.28%, VRDN, (LOC: U.S. Bancorp)	1,140,000	1,140,000
Oregon EDRB, Beef Northwest Feeders, Inc., 2.42%, VRDN, (LOC: Bank of America Corp.)	1,295,000	1,295,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., 1.80%, VRDN, (LOC: Bank of America Corp.)	1,300,000	1,300,000
Pinal Cnty., AZ IDA RB, Solid Waste Disposal, Feenstra Investments, LLC Proj., 2.42%, VRDN, (LOC: KeyCorp)	1,250,000	1,250,000
Plymouth, WI IDRB, Wisconsin Plastics Products, Inc., 2.55%, VRDN, (LOC: Associated Banc-Corp.)	1,375,000	1,375,000
Polk Cnty., FL IDA RB, Sun Orchard Florida, Inc. Proj., 3.05%, VRDN, (LOC: U.S. Bancorp)	1,170,000	1,170,000
Rockingham Cnty., NC Indl. Facs. & PCRB, Innofa USA Proj., 1.95%, VRDN, (LOC: Branch Bank & Trust Co.)	4,300,000	4,300,000
Rockwall, TX IDRB, Columbia Extrusion Corp. Proj., Ser. 1989, 2.10%, VRDN, (LOC: U.S. Bancorp)	1,700,000	1,700,000
Savannah, GA EDRB, Georgia Kaolin, Inc., 1.75%, VRDN, (LOC: Bank of America Corp.)	2,250,000	2,250,000
Sheboygan, WI IDRB:
Alaark Manufacturing Corp. Proj., 1.98%, VRDN, (LOC: Associated Banc-Corp.)	1,725,000	1,725,000
Vortex Liquid Color Proj., 4.53%, VRDN, (LOC: Associated Banc-Corp.)	1,440,000	1,440,000
Skokie, IL EDRB, Skokie Fashion Square Proj., 2.18%, VRDN, (LOC: LaSalle Bank)	1,850,000	1,850,000

6

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
South Carolina Jobs EDA RB:
Blue Ridge Log Cabins, LLC, 1.95%, VRDN, (LOC: Branch Bank & Trust Co.)	$6,600,000	$6,600,000
Chambers Richland Cnty. Proj., 2.05%, VRDN, (LOC: Suntrust Bank)	9,000,000	9,000,000
Compact Air Products, LLC, 3.35%, VRDN, (LOC: KeyCorp)	2,545,000	2,545,000
Ortec, Inc. Proj., Ser. B, 1.80%, VRDN, (LOC: Bank of America Corp.)	1,700,000	1,700,000
South Dakota EDFA IDRB, Lomar Dev. Co. Proj., 2.10%, VRDN, (LOC: U.S. Bancorp)	1,590,000	1,590,000
St. Charles Cnty., MO IDRB:
Craftsmen Inds. Proj., 1.95%, VRDN, (LOC: U.S. Bancorp)	5,420,000	5,420,000
Kuenz Heating & Sheet Metal, 2.12%, VRDN, (LOC: U.S. Bancorp)	2,090,000	2,090,000
Surry Cnty., VA IDA RB, Windsor Mill Proj., Ser. 2007, 1.80%, VRDN, (LOC: Wells Fargo & Co.)	3,745,000	3,745,000
Tuscarawas Cnty., OH Port Auth. IDRB, Plymouth Foam, Inc. Proj., Ser. 2008, 2.39%, VRDN, (LOC: U.S. Bancorp)	5,100,000	5,100,000
Vanderburgh Cnty., IN EDRB, Pyrotek, Inc. Proj., 3.60%, VRDN, (LOC: KeyCorp)	2,040,000	2,040,000
Volusia Cnty., FL IDA RB, Ideal Spot Properties Proj., Ser. A, 1.85%, VRDN, (LOC: Bank of America Corp.)	4,865,000	4,865,000
Wabash, IN EDRB, Martin Yale Inds. Proj., 3.05%, VRDN, (LOC: Bank One)	2,700,000	2,700,000
Washington EDRB, Mensonides & Theresa Proj., Ser. 2001, 2.42%, VRDN, (LOC: Wells Fargo & Co.)	1,470,000	1,470,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., 2.42%, VRDN, (LOC: Bank of America Corp.)	3,300,000	3,300,000
Washtenaw Cnty., MI Econ. Dev. Corp. IDRB, David & Lisa Frame, LLC, 3.60%, VRDN, (LOC: KeyCorp)	1,135,000	1,135,000
Weber Cnty., UT IDRB, U.S. Holdings Manufacturing Proj., Ser. 2007, 2.10%, VRDN, (LOC: SunTrust Banks, Inc.)	4,275,000	4,275,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, 2.45%, VRDN, (LOC: Crestar Bank)	1,510,000	1,510,000
Ser. B, 2.45%, VRDN, (LOC: Crestar Bank)	900,000	900,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., 2.20%, VRDN, (LOC: Bank of the West)	3,480,000	3,480,000

		301,073,000

LEASE 0.3%
ABN AMRO Chicago Corp. Leasetops Master Trust RB, Ser. 1997-1, 2.02%, VRDN, (LOC: LaSalle Bank, NA)	1,160,500	1,160,500
St. Lucie Cnty., FL Sch. Board COP RB, 1.89%, VRDN, (LOC: Bank of New York Mellon Corp.)	8,480,500	8,480,500

		9,641,000

MANUFACTURING 0.4%
Mount Jackson, VA IDA RB, Bowman Apple Products Proj., 2.05%, VRDN, (LOC: SunTrust Banks, Inc.)	2,250,000	2,250,000
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj., 2.53%, VRDN, (LOC: Bank of America Corp.)	6,250,000	6,250,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc., 1.80%, VRDN, (LOC: Bank of America Corp.)	2,600,000	2,600,000

		11,100,000

MISCELLANEOUS REVENUE 10.0%
Ascension Parish, LA RB, BASF Corp Proj., Ser. 1998, 1.60%, VRDN, (Gtd. by BASF Corp.)	900,000	900,000
Cassia Cnty., ID IDRB, Vance Dairy Construction Proj., Ser. 2007, 2.42%, VRDN, (LOC: Bank of America Corp.)	2,000,000	2,000,000
Citizens Property Insurance Corp., Florida Rev. Notes, Ser. A-2, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	109,000,000	109,606,312
Colorado Agriculture Dev. Auth. RB, Garrett & Carla Devries Proj., 2.42%, VRDN, (LOC: Bank of the West)	3,300,000	3,300,000
DeSoto, TX IDA RRB, Solar Turbines Proj., 1.86%, VRDN, (Insd. by Merrill Lynch & Co., Inc.)	7,050,000	7,050,000
First Rio Grande, TX Water EDA RB, Rio Grande Sugar Growers Corp. Proj., Ser. 2007, 2.42%, VRDN, (LOC: CoBank)	25,175,000	25,175,000
Florida State Lottery Board RB, ROC RR-II-R 12024, 2.73%, VRDN, (Insd. by AMBAC & Liq.: CitiBank, NA)	2,230,000	2,230,000

7

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Gulf Coast, TX Waste Disposal Auth. RB, BP Products North America, Inc. Proj., Ser. 2004, 1.20%, VRDN, (Gtd. by BP plc)	$20,000	$20,000
Hale Cnty., TX Indl. Dev. Corp. RB, White River Ranch Proj., Ser. 2004, 2.42%, VRDN, (LOC: Wells Fargo & Co.)	4,000,000	4,000,000
Illinois Fin. Dev. Auth. RB, Sexton Energy Proj., Ser. 2003, 2.39%, VRDN, (Gtd. by Fifth Third Bank)	6,490,000	6,490,000
Indiana Bond Bank RB, Advanced Funding Program Notes, Ser. A, 3.00%, 01/30/2009, (LOC: Bank of New York Mellon Corp.)	25,000,000	25,053,162
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell Intl., Inc. Proj., 2.02%, VRDN, (Gtd. by Honeywell Intl., Inc.)	4,000,000	4,000,000
Magnolia, AR IDRB, American Fuel Cell Proj., 2.25%, VRDN, (SPA: Commerce de France)	300,000	300,000
Michigan State Strategic Fund Ltd. Obl. RRB, Dow Chemical Proj., Ser. 2003B-2, 1.95%, VRDN, (Gtd. by Dow Chemical Co.)	16,000,000	16,000,000
Mississippi Business Fin. Corp. RB, Tri State Truck Ctr., Inc. Proj., 2.37%, VRDN, (LOC: Regions Bank)	6,000,000	6,000,000
New Jersey EDA RB, Bayonne Impt. Proj.:
Ser. 1993-A, 0.95%, VRDN, (LOC: SunTrust Banks, Inc.)	3,900,000	3,900,000
Ser. 1993-B, 0.95%, VRDN, (LOC: SunTrust Banks, Inc.)	2,790,000	2,790,000
New York Urban Dev. Corp. RRB, Service Contract, Ser. A-4, 2.85%, VRDN, (LOC: JPMorgan Chase & Co.)	25,000,000	25,000,000
Peoria Cnty., IL Sewage Facs. RB, Caterpillar, Inc. Proj., 1.94%, VRDN, (Gtd. by Catepillar, Inc.)	4,300,000	4,300,000
South Dakota Value Added Fin. Auth. Solid Waste Disp. RB, Ser. 2004, 2.72%, VRDN, (LOC: Keybank NA)	3,000,000	3,000,000
Stephans Cnty., GA IDRB, Caterpillar, Inc. Proj., 2.02%, VRDN, (Gtd. by Caterpillar, Inc.)	1,000,000	1,000,000
Upstate New York Telecommunications Corp. RB, 1.87%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	18,425,000	18,425,000
Wisconsin Hsg. & EDRRB, Zero Zone, Inc. Proj., 1.75%, VRDN, (LOC: U.S. Bancorp)	3,420,000	3,420,000
York Cnty., ME Fin. Auth. RB, Cmnty. Action Corp. Proj., 3.15%, VRDN, (LOC: KeyCorp)	2,105,000	2,105,000

		276,064,474

RESOURCE RECOVERY 1.3%
Michigan Solid Waste Disposal RB, L’Anse Warden Co. Proj., Ser. 2008, 1.80%, VRDN, (LOC: Standard Chartered plc)	19,215,000	19,215,000
Portage, IN EDRB, American Iron Oxide Co. Proj., Ser. B, 2.47%, VRDN, (LOC: Bank of Tokyo-Mitsubishi, Ltd.)	11,000,000	11,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., 2.47%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000

		35,215,000

SOLID WASTE 6.4%
Gilliam Cnty., OR Solid Waste Disposal RB, Waste Mgmt. Proj., 1.75%, VRDN, (LOC: JPMorgan Chase & Co.)	7,850,000	7,850,000
Iowa Fin. Auth. Solid Waste Disposal RB:
Real Estate Iowa One Proj., 2.37%, VRDN, (LOC: Rabobank Intl.)	7,700,000	7,700,000
Ronnie & Randy Hunt Proj., Ser. 2007, 2.42%, VRDN, (LOC: Wells Fargo & Co.)	3,250,000	3,250,000
Lafayette, IN Solid Wate Disposal RB, Tate & Lyle Ingredients Proj., Ser. 2006, 2.61%, VRDN, (LOC: RaboBank Nederland)	24,200,000	24,200,000
Maricopa Cnty., AZ IDA Solid Waste Disposal RB, 2.42%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000
Nebraska Fin. Auth. Solid Waste Disposal RB, Butler Cnty. Dairy Proj., Ser. 2007, 2.37%, VRDN, (Liq.: Rabobank Neder)	6,500,000	6,500,000
Pinal Cnty., AZ IDA Solid Waste Disposal RB, Sorio Bravo Dairy Farm, Ser. 2002, 2.42%, VRDN, (LOC: Bayerische Hypo-Und Vereins)	1,250,000	1,250,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources Proj.:
2.25%, VRDN, (Gtd. by Flint Hills Resources)	33,000,000	33,000,000
Ser. 2002-A, 2.25%, VRDN, (Gtd. by Flint Hills Resources)	7,500,000	7,500,000
Ser. A, 2.50%, VRDN, (Gtd. by Flint Hills Resources)	43,600,000	43,600,000
Stevens Cnty., MN Solid Waste Disposal RB:
Darnen Dairy Proj., 2.37%, VRDN, (LOC: Wells Fargo & Co.)	3,800,000	3,800,000
Riverview Dairy Proj., 2.38%, VRDN, (LOC: Bank of North Dakota)	6,000,000	6,000,000

8

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SOLID WASTE continued
Swift Cnty., MN Solid Waste Disposal RB, East Dublin Dairy, LLP Proj., Ser. 2008, 2.38%, VRDN, (LOC: Bank of North Dakota)	$10,000,000	$10,000,000
Traill Cnty., ND Solid Waste Disposal RB, American Crystal Sugar:
Ser. A, 2.37%, VRDN, (LOC: Wells Fargo & Co.)	16,000,000	16,000,000
Ser. B, 2.37%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Ser. C, 2.37%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Yakima Cnty., WA Solid Waste Disposal RB, George Deruyter & Son Proj., 2.42%, VRDN, (LOC: Bank of America Corp.)	2,500,000	2,500,000

		177,650,000

SPECIAL TAX 5.0%
Chicago, IL Tax Increment RRB, Stockyards Indl. Comml. Redev. Proj.:
Ser. A, 1.83%, VRDN, (LOC: Northern Trust Co.)	5,220,000	5,220,000
Ser. B, 1.83%, VRDN, (LOC: Northern Trust Co.)	3,100,000	3,100,000
Clark Cnty., NV Hwy. Impt. RB, Ser. DBE-669, 1.63%, VRDN, (Insd. by Deutsche Bank)	3,550,000	3,550,000
Dallas, TX Area Rapid Trans. Macon Variable Cert. RB, Ser. 2007-326, 3.32%, VRDN, (Insd. by AMBAC & LOC: Bank of America Corp.)	4,300,000	4,300,000
Dallas, TX Area Rapid Trans. RB:
PUTTER, Ser. 3046, 1.83%, VRDN, (LOC: JPMorgan Chase & Co.)	50,000	50,000
ROC-RR-II-R-11541, Ser. 2008, 1.79%, VRDN, (LOC: CitiBank, NA)	9,500,000	9,500,000
Illinois Regl. Transit Auth. MSTR RB, Class A, Ser. 55, 1.70%, VRDN, (LOC: Societe Generale)	2,420,000	2,420,000
Irvine, CA Union Sch. Dist. Spl. Tax, Austin Trust Cert., Ser. 2007-315, 1.94%, VRDN, (Liq.: Bank of America Corp. & LOC: State Street Corp.)	1,140,000	1,140,000
Louisiana Gas & Fuels RB, ROC-RR-II-R 661, 2.34%, VRDN, (Insd. by FSA & Liq.: CitiBank, NA)	16,665,000	16,665,000
New York, NY TFA RB, New York City Recovery Fiscal Year 2003 Proj.:
Ser. 2, 4.50%, VRDN, (LOC: Dexia SA)	29,000,000	29,000,000
Ser. 3:
4.50%, VRDN, (SPA: Bank of New York Co.)	31,450,000	31,450,000
4.50%, VRDN, (SPA: New York Common Retirement Fund)	24,450,000	24,450,000
Phoenix, AZ Civic Impt. Corp. Excise Tax RB, ROC-RR-II-R-11388, 1.95%, VRDN, (LOC: FGIC & Liq.: CitiBank, NA)	6,500,000	6,500,000

		137,345,000

STUDENT LOAN 1.5%
Michigan Higher Ed. Auth. Student Loan RRB, RBC Muni. Products Trust, Inc. Cert., Ser. L-33, 2.50%, VRDN, (LOC: & Liq.: Royal Bank of Canada)	40,495,000	40,495,000

TOBACCO REVENUE 0.2%
New Jersey EDA Cigarette Tax RB, Ser. 2004, 4.04%, VRDN, (LOC: FGIC)	4,495,000	4,495,000

TRANSPORTATION 1.1%
New Jersey Deutsche Bank Spears Trust RB, Ser. 2006-C, 1.76%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	5,000,000	5,000,000
New Jersey Trans. Auth. RB:
1.86%, VRDN, (Insd. by FGIC)	3,100,000	3,100,000
Ser. 3859, 1.86%, VRDN, (SPA: Dexia SA)	2,300,000	2,300,000
North Texas Throughway Auth. RRB, Ser. DB-620, 1.60%, VRDN, (Gtd. by & SPA: Deutsche Bank AG)	18,565,000	18,565,000

		28,965,000

UTILITY 4.1%
Campbell Cnty., WY IDRB, Two Elk Partners Proj., Ser. 2007, 3.65%, 11/28/2008, (LOC: Royal Bank of Canada)	30,000,000	30,000,000
Colorado Springs, CO Util. Sys. RRB, Ser. B, 3.25%, VRDN, (SPA: Dexia SA)	9,000,000	9,000,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 4.89%, VRDN, (Gtd. by Delmarva Power & Light Co.)	5,550,000	5,550,000
Intemountain Power Agcy. RRB, Utah Power Supply, Ser. E, 2.35%, 12/01/2008, (LOC: Morgan Stanley)	17,000,000	17,000,000

9

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Lake Charles, LA Harbor & Term Dist. RB, Lake Charles Cogeneration Proj., Ser. 2008, 2.25%, 03/15/2009, (LOC: Rabobank Nederlands)	$20,000,000	$20,000,000
Lancaster, OH Port Auth. Gas RB, Ser. 2008, 1.75%, VRDN, (SPA: Royal Bank of Canada)	12,500,000	12,500,000
Mississippi Business Fin. Corp. RB, Mississippi Power Co. Proj., 1.35%, VRDN, (Gtd. by Mississippi Power Co.)	1,500,000	1,500,000
Schertz/Seguin, TX Local Govt. Corp. RB, Ser. SG-151, 1.85%, VRDN, (LOC: FSA)	10,000,000	10,000,000
Wisconsin Pub. Power RB, PUTTER, Ser. 1232, 1.90%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	6,840,000	6,840,000

		112,390,000

WATER & SEWER 1.2%
California Dept. Water Resource & Power Supply RB, Ser. B-6, 1.13%, VRDN, (LOC: State Street Corp.)	9,000,000	9,000,000
Dallas, TX Waterworks & Sewer Sys. RRB, Ser. 2845, 2.27%, VRDN, (LOC: AMBAC & Liq.: JPMorgan Chase & Co.)	1,570,000	1,570,000
Florida Water Financing Corp. PCRB, Ser. 2003, 5.00%, 01/15/2009	3,595,000	3,611,161
Jefferson Cnty., AL Sewer Sys. RB, ROC-RR-II-R-10156, 1.50%, VRDN, (Liq.: CitiBank, NA)	7,585,000	7,585,000
New York, NY Water & Sewer Sys. Fin. Auth. RB, Ser. AA-2, 2.15%, VRDN, (LOC: Dexia SA)	3,200,000	3,200,000
Seattle, WA Water & Sewer Sys. RB, Eclipse Funding Trust, Ser. 2006-0002, 1.78%, VRDN, (Insd. by MBIA & LOC: U.S. Bank)	6,700,000	6,720,266

		31,686,427

Total Investments (cost $2,745,685,664) 99.7%		2,745,685,664
Other Assets and Liabilities 0.3%		8,344,202

Net Assets 100.0%		$2,754,029,866

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2008.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e., AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TAN	Tax Anticipation Note
TFA	Transitional Finance Authority

10

EVERGREEN MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

The following table shows the percent of total investments by geographic location as of October 31, 2008:

Florida	14.3%
New York	9.5%
Texas	9.1%
Ohio	7.2%
Michigan	5.0%
Illinois	4.9%
California	4.4%
Indiana	3.5%
Delaware	3.1%
Pennsylvania	3.0%
Mississippi	2.1%
South Carolina	2.1%
Louisiana	2.0%
Tennessee	2.0%
Georgia	1.8%
Minnesota	1.4%
Wisconsin	1.4%
Washington	1.3%
Colorado	1.2%
New Jersey	1.2%
Wyoming	1.2%
Utah	1.1%
Alabama	0.9%
Kentucky	0.9%
North Dakota	0.9%
District of Columbia	0.8%
Idaho	0.8%
Massachusetts	0.8%
Nebraska	0.8%
Nevada	0.7%
Iowa	0.6%
Missouri	0.6%
Arizona	0.5%
Vermont	0.5%
Kansas	0.3%
North Carolina	0.3%
Oregon	0.3%
Virginia	0.3%
Hawaii	0.2%
Puerto Rico	0.2%
South Dakota	0.2%
Maine	0.1%
Maryland	0.1%
Oklahoma	0.1%
West Virginia	0.1%
Non-state specific	6.2%

100.0%

On October 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Valuation hierarchy

On February 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment    speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of    investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	2,745,685,664
Level 3 – Significant Unobservable Inputs	0

Total	$2,745,685,664

11

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.5%
CONTINUING CARE RETIREMENT COMMUNITY 1.5%
Merrill Lynch Puttable Option Tax-Exempt Receipts, MT-545, 2.36%, VRDN, (Liq.: Deutsche Bank AG)	$1,400,000	$1,400,000
Shelby Cnty., TN Hlth. Edl. & Hsg. Facs. Board RB, Baptist Mem. Healthcare, Ser. A, 1.57%, VRDN, (Liq.: Merrill Lynch & Co.)	2,400,000	2,400,000

		3,800,000

EDUCATION 5.2%
New Jersey EDA RB:
Princeton Day Sch. Proj., 1.75%, VRDN, (LOC: Bank of New York Mellon Corp.)	5,000,000	5,000,000
Sch. Facs. Construction Proj., Ser. 2008-X, 1.00%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000
New Jersey Edl. Facs. Auth. RRB, Princeton Univ. Proj., Ser. SG148, 1.67%, VRDN, (Gtd. by Societe Generale)	2,650,000	2,650,000

		12,650,000

GENERAL OBLIGATION – LOCAL 1.4%
Hoboken, NJ GO, Ser. DBE-689, 1.59%, VRDN, (Liq.: Deutsche Bank AG)	3,555,000	3,555,000

GENERAL OBLIGATION – STATE 2.7%
New Jersey Refunding GO, Ser. E, 6.00%, 07/15/2009	6,500,000	6,664,029

HOSPITAL 6.5%
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj., Ser. B, 1.75%, VRDN, (LOC: Commerce Bancorp, Inc.)	12,425,000	12,425,000
New Jersey Healthcare Facs. Fin. Auth. RB, Somerset Med. Ctr. Proj., Ser. 2008, 1.82%, VRDN, (LOC: TD Banknorth, NA)	3,400,000	3,400,000

		15,825,000

HOUSING 10.3%
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class F, 4.15%, VRDN, (Gtd. by FHLMC)	655,000	655,000
Class I, 2.08%, VRDN, (Gtd. by FHLMC)	1,535,000	1,535,000
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
Ser. A, 2.70%, VRDN, (Insd. by FSA & Liq.: Lloyds TSB Group plc)	7,145,000	7,145,000
Ser. F, 1.50%, VRDN, (LOC: Bank of America Corp.)	7,600,000	7,600,000
Puerto Rico HFA RB, PUTTER, Ser. 2984, 1.82%, VRDN, (Liq.: JPMorgan Chase & Co.)	8,180,000	8,180,000

		25,115,000

INDUSTRIAL DEVELOPMENT REVENUE 6.4%
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.05%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	975,000	975,000
Logan City, UT IDRB, Scientific Tech, Inc., 2.10%, VRDN, (LOC: Bank of the West)	1,600,000	1,600,000
New Jersey EDA RB:
El Dorado Terminals Proj., Ser. B, 0.95%, VRDN, (LOC: SunTrust Banks, Inc.)	850,000	850,000
Paddock Realty, LLC Proj., 2.02%, VRDN, (LOC: Wells Fargo & Co.)	1,105,000	1,105,000
Ser. 3824, 1.86%, VRDN, (SPA: Dexia SA)	9,000,000	9,000,000
New Jersey EDA RRB, Dieter Weissenrieder, Ser. A, 1.80%, VRDN, (LOC: Washington Mutual, Inc.)	2,070,000	2,070,000

		15,600,000

MISCELLANEOUS REVENUE 22.0%
Citizens Property Insurance Corp. Florida Rev. Notes, Ser. A-2, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	10,000,000	10,055,625
Indiana Bond Bank RB, Advanced Funding Program Notes, Ser. A, 3.00%, 01/30/2009, (LOC: Bank of New York Mellon Corp.)	10,000,000	10,021,241
New Jersey EDA RB:
Bayonne Impt. Proj.:
Ser. 1993-B, 0.95%, VRDN, (LOC: SunTrust Banks, Inc.)	7,110,000	7,110,000
Ser. A, 0.95%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000
Ser. 034, 4.04%, VRDN, (LOC: FGIC)	5,500,000	5,500,000
New Jersey EDRB, Bayonne Impt. Proj., Ser. C, 0.95%, VRDN, (LOC: SunTrust Banks, Inc.)	10,800,000	10,800,000
New Jersey Env. Infrastructure RB, MSTR, 1.83%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,100,000	5,100,000
New York, NY RB, PUTTER, Ser. 3126, 1.90%, VRDN, (Liq.: JP Morgan Chase & Co.)	4,395,000	4,395,000

		53,981,866

1

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 3.3%
New York Port Auth. RB:
ROC-RR-II-R 9207, 1.93%, VRDN, (Liq.: Citigroup, Inc.)	$6,590,000	$6,590,000
Ser. 2008-1067, 1.92%, VRDN, (LOC: Bank of America Corp.)	1,415,000	1,415,000

		8,005,000

SPECIAL TAX 3.6%
Garden State New Jersey Preservation RB, Open Space & Farmland, Ser. 2865, 2.52%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	4,185,000	4,185,000
New Jersey EDA Motor Vehicle RB, Ser. 2008-3303, 1.82%, VRDN, (Insd. by BHAC & LOC: Bank of America Corp.)	2,190,000	2,190,000
Puerto Rico Sales Tax Financing Corp. RB, Deutsche Bank Spears Trust, Ser. DBE-627A, 1.57%, VRDN, (Liq.: Deutsche Bank AG)	2,490,000	2,490,000

		8,865,000

STUDENT LOAN 2.0%
New Jersey Higher Ed. Assistance Auth. RB, ROC-RR-II-R 11571, Ser. 2008-A, 2.22%, VRDN, (Insd. by Assured Guaranty Corp. & Liq.: CitiBank, NA)	4,800,000	4,800,000

TRANSPORTATION 18.5%
New Jersey Deutsche Bank Spears Trust RB:
1.76%, VRDN, (Liq.: Deutsche Bank AG)	3,800,000	3,800,000
Ser. 2006-C, 1.76%, VRDN, (Insd. by FSA & Liq.: Deutsche Bank AG)	3,590,000	3,590,000
New Jersey Trans. Auth. RB:
1.86%, VRDN, (Insd. by FGIC)	2,550,000	2,550,000
Ser. 3859, 1.86%, VRDN, (SPA: Dexia SA)	8,615,000	8,615,000
New Jersey Trans. Corp. COP, Ser. PT-3751, 2.51%, VRDN, (Insd. by FSA & Liq.: Merrill Lynch & Co., Inc.)	10,000,000	10,000,000
New Jersey TTFA RB:
Ser. 038, 1.60%, VRDN, (Insd. by AMBAC & Liq.: Wells Fargo & Co.)	10,535,000	10,535,000
Ser. 241, 2.52%, VRDN, (Insd. by FSA & Liq.: JPMorgan Chase & Co.)	4,180,000	4,180,000
Ser. DC-8033, 3.50%, VRDN, (Insd. by FSA & LOC: Dexia SA)	1,970,000	1,970,000

		45,240,000

UTILITY 16.1%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 4.89%, VRDN, (Gtd. by Delmarva Power & Light Co.)	1,600,000	1,600,000
Georgia Muni. Elec. Auth. RB, Proj. 1, Ser. E, 5.00%, 01/01/2009, (Insd. by MBIA)	3,000,000	3,010,892
New Hampshire Business Fin. Auth. PCRRB, The United Illuminating Co. Proj., Ser. A, 3.90%, 12/01/2008, (Insd. by AMBAC)	3,000,000	3,000,000
New Jersey EDA RB, Pivotal Util. Holdings, Inc. Proj., Ser. 2007, 1.00%, VRDN, (LOC: Wells Fargo & Co.)	900,000	900,000
New Jersey EDA Thermal Energy Facs. RB, 2.15%, VRDN, (LOC: Bank One)	3,035,000	3,035,000
Puerto Rico Elec. Power Auth. RB:
Class A, 1.67%, VRDN, (Insd. by FSA & Liq.: Societe Generale)	3,780,000	3,780,000
ROC-RR-II-R 10316CE, 1.81%, VRDN, (Liq.: CitiBank, NA)	24,200,000	24,200,000

		39,525,892

Total Investments (cost $243,626,787) 99.5%		243,626,787
Other Assets and Liabilities 0.5%		1,112,274

Net Assets 100.0%		$244,739,061

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2008.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

2

EVERGREEN NEW JERSEY MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRRB	Pollution Control Refunding Revenue Bond
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Securities Purchase Agreement
TTFA	Transportation Trust Fund Authority

The following table shows the percent of total investments by geographic location as of October 31, 2008:

New Jersey	64.1%
Puerto Rico	15.9%
New York	5.1%
Indiana	4.5%
Florida	4.1%
Georgia	1.2%
New Hampshire	1.2%
Tennessee	1.0%
Delaware	0.7%
Utah	0.7%
Wisconsin	0.6%
Non-state specific	0.9%

100.0%

On October 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Valuation hierarchy

On February 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	243,626,787
Level 3 – Significant Unobservable Inputs	0

Total	$243,626,787

3

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
AIRPORT 2.0%
Albany Cnty., NY Arpt. Auth. RRB, Ser. A, 2.00%, VRDN, (LOC: Bank of America Corp.)	$7,000,000	$7,000,000

COMMUNITY DEVELOPMENT DISTRICT 0.5%
Seneca Cnty., NY IDA RB, KidsPeace Natl. Centers Proj., 2.65%, VRDN, (LOC: KeyCorp)	1,900,000	1,900,000

CONTINUING CARE RETIREMENT COMMUNITY 1.2%
Lancaster Township, NY IDA RB, Greenfield Manor Proj., 2.33%, VRDN, (LOC: M&T Bank Corp.)	4,350,000	4,350,000

EDUCATION 3.5%
Monroe Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Harley Sch. Proj., Ser. 2008, 1.82%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	5,000,000	5,000,000
New York Dorm. Auth. RB:
Eclipse Funding Trust, (Insd. by AMBAC & Liq.: U.S. Bancorp)	3,195,000	3,195,000
New York Univ., Ser. 2, ROC-RR-II-R-11569, (Liq.: CitiBank, NA)	1,650,000	1,650,000
St. Lawrence Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Potsdam Auxiliary College, 1.90%, VRDN, (LOC: Citizens Banking Corp.)	2,500,000	2,500,000

		12,345,000

GENERAL OBLIGATION – LOCAL 1.4%
New York, NY GO, Fiscal Year 2006, Ser. I-7, 1.80%, VRDN, (LOC: Bank of America Corp.)	5,000,000	5,000,000

GENERAL OBLIGATION – STATE 1.8%
Puerto Rico Cmnwlth. Austin Trust Variable Cert., Ser. 2008-355, 1.82%, VRDN, (LOC: Bank of America Corp.)	6,190,000	6,190,000

HOSPITAL 5.5%
Herkimer Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Templeton Foundation Proj., 2.65%, VRDN, (LOC: KeyCorp)	600,000	600,000
Merrill Lynch Puttable Option Tax-Exempt Receipts, MT-545, 2.36%, VRDN, (Insd. by MBIA, Gtd. by BH Finance LLC & Liq.: Merrill Lynch & Co., Inc.)	2,700,000	2,700,000
Otsego Cnty., NY Indl. Dev. Agcy. RB, Templeton Foundation Proj., Ser. A, 3.15%, VRDN, (LOC: KeyCorp)	2,535,000	2,535,000
Shelby Cnty., TN Hlth. Edl. & Hsg. Facs. Board RB, Baptist Mem. Healthcare, Ser. 2004, 1.57%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,400,000	9,400,000
Steuben Cnty., NY IDA RB:
Corning Hosp. Facs. Ctr. Proj., (LOC: M&T Bank Corp.)	1,505,000	1,505,000
Guthrie Corning Dev. Facs. Proj., (LOC: M&T Bank Corp.)	2,470,000	2,470,000

		19,210,000

HOUSING 33.3%
Albany, NY Hsg. Auth. Private Account RB, Historic Bleecker Terrace, 6.00%, VRDN, (LOC: KeyCorp)	602,000	602,000
Atlanta, GA Urban Residential Finl. Auth. MHRB, Peaks At West Atlanta, 2.05%, VRDN, (LOC: SunTrust Banks, Inc.)	4,600,000	4,600,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class C, (SPA: Lloyds TSB Group plc)	2,325,000	2,325,000
Class F, (Gtd. by & LOC: Lloyds TSB Group plc)	1,935,000	1,935,000
MMA Finl. MHRB, Ser. A, Class A, 2.10%, VRDN, (Liq.: SunTrust Banks, Inc.)	4,425,000	4,425,000
Monroe Cnty., NY IDA RB, Urban Focus, LP Proj., Ser. 2007, 2.15%, VRDN, (LOC: FHLMC)	9,900,000	9,900,000
New York Hsg. Fin. Agcy. MHRB, West 23rd Street, Ser. A, 1.65%, VRDN, (Insd. by & Liq.: FNMA)	22,100,000	22,100,000
New York Hsg. Fin. Agcy. RB:
Archstone Westbury Hsg., Ser. 2004-A, (LOC: Bank of America Corp.)	5,400,000	5,400,000
College Arms Apts., Ser. 2008-A, (Insd. by & Liq.: FHLMC)	3,800,000	3,800,000
New York Hsg. Fin. Agcy. RRB, Victory Hsg., Ser. 2004-A, 1.85%, VRDN, (Liq.: FHLMC & LOC: Lloyds TSB Group plc)	2,500,000	2,500,000
New York Mtge. Agcy. RB, Ser. 135, 4.50%, VRDN, (SPA: Dexia SA)	2,700,000	2,700,000
New York, NY Hsg. Dev. Corp. MHRB:
Brittany Dev. Proj. 1999, Ser. A, (Insd. by & Liq.: FNMA)	8,000,000	8,000,000
East 165th St., Ser. A, (LOC: CitiBank, NA)	3,000,000	3,000,000
Intervale Gardens Apts., Ser. A, (LOC: CitiBank, NA)	700,000	700,000
Lafontaine Ave. Apts. 2007, Ser. A, (LOC: CitiBank, NA)	1,000,000	1,000,000

1

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New York, NY Hsg. Dev. Corp. MHRB:
Louis Blvd. Apts. Proj. 2004, Ser. A, (LOC: KeyCorp)	$7,300,000	$7,300,000
Ser. 2008-A-1-B, (LOC: JPMorgan Chase & Co.)	16,800,000	16,800,000
West End Towers, Ser. A, (Insd. by & Liq.: FNMA)	5,500,000	5,500,000
New York, NY SFHRB, Ser. 132, 1.90%, VRDN, (Liq.: Dexia SA)	11,000,000	11,000,000
Sherburne Cnty., MN Hsg. & Redev. Auth. RB, Apperts, Inc. Proj., 1.95%, VRDN, (LOC: LaSalle Bank Corp.)	2,990,000	2,990,000

		116,577,000

INDUSTRIAL DEVELOPMENT REVENUE 3.2%
Chenango Cnty., NY IDA RB, Baillie Lumber Proj., Ser. A, 2.10%, VRDN, (LOC: Citizens Banking Corp.)	1,751,000	1,751,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 4.05%, VRDN, (LOC: Dai-Ichi Kangyo Bank, Ltd.)	630,000	630,000
Islip, NY Indl. Dev. Agcy. RB, Radiation Dynamics Proj., Ser.1988-A, 2.05%, VRDN, (LOC: Bank of New York Mellon Corp.)	6,000,000	6,000,000
New York, NY IDA RB, Contractors Sheet Metal, Inc., 1.85%, VRDN, (LOC: CitiBank, NA)	1,400,000	1,400,000
Sparks, NV EDRB, Rix Inds. Proj., 1.90%, VRDN, (LOC: Wells Fargo & Co.)	1,405,000	1,405,000

		11,186,000

MISCELLANEOUS REVENUE 17.2%
Citizens Property Insurance Corp. Florida Rev. Notes, Ser. A-2, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	10,000,000	10,055,625
Clipper Tax-Exempt Cert. Trust RB, Ser. 2007-03, 1.87%, VRDN, (Insd. by MBIA & Gtd. by State Street Corp.)	5,000,000	5,000,000
Hudson Yards Infrastructure Corp. of New York RB, 4.00%, VRDN, (Insd. by MBIA & Liq.: JPMorgan Chase & Co.)	1,225,000	1,225,000
Indiana Bond Bank RB, Advanced Funding Program Notes, Ser. A, 3.00%, 01/30/2009, (LOC: Bank of New York Mellon Corp.)	10,000,000	10,021,241
New York, NY Cultural Research RB, Museum of Modern Art, Ser. 2001, ROC-RR-II-R-11557, 1.95%, VRDN, (Insd. by AMBAC & Liq.: CitiBank, NA)	3,200,000	3,200,000
New York, NY Indl. Dev. Agcy. Civic Facs. RB, New York Univ. Proj., ROC-RR-II-R-11558, 1.94%, VRDN, (Insd. by AMBAC & Liq.: CitiBank, NA)	2,700,000	2,700,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 2.00%, VRDN, (Gtd. by Sunoco, Inc.)	3,000,000	3,000,000
Puerto Rico Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 2.30%, 03/01/2009, (Gtd. by Becton Dickinson & Co.)	2,100,000	2,100,000
Tompkins Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Cmnty. Property Ithaca, Inc., Ser. 2003-A, 1.92%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	17,715,000	17,715,000
Upstate New York Telecommunications Corp. RB, Ser. 2005, 1.87%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	5,000,000	5,000,000

		60,016,866

SPECIAL TAX 4.4%
Nassau Cnty., NY Interim Fin. Auth. Sales Tax RB, Ser. 2008-D, 4.00%, VRDN, (SPA: Dexia SA)	2,000,000	2,000,000
New York, NY RB, PUTTER, Ser. 3126, 1.90%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,395,000	4,395,000
New York, NY TFA RB, New York City Recovery Fiscal Year 2003 Proj., Ser. 3, 4.50%, VRDN, (SPA: New York Common Retirement Fund)	9,000,000	9,000,000

		15,395,000

TRANSPORTATION 5.8%
Metropolitan Trans. Auth. of New York RB:
Eagle-20040041, Class A, (LOC: CitiBank, NA)	4,000,000	4,000,000
ROC RR-II-R-12173, (LOC: MBIA & Liq.: CitiBank, NA)	6,000,000	6,000,000
New Jersey Deutsche Bank Spears Trust RB, 1.76%, VRDN, (Insd. by MBIA & Liq.: Deutsche Bank AG)	300,000	300,000
Triborough Bridge & Tunnel Auth. RB:
Class A, (LOC: Societe Generale)	3,830,000	3,830,000
ROC-RR-II-R-11590, Ser. 2008, (Liq.: CitiBank, NA)	6,000,000	6,000,000

		20,130,000

2

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 8.7%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 4.89%, VRDN, (Gtd. by Delmarva Power & Light Co.)	$2,800,000	$2,800,000
Merill Lynch Puttable Option Tax-Exempt Receipts, Ser. 4147, 1.87%, VRDN, (Insd. by FGIC & Liq.: Dexia SA)	1,995,000	1,995,000
New Hampshire Business Fin. Auth. PCRRB, The United Illuminating Co. Proj., Ser. A, 3.90%, 12/01/2008, (Insd. by AMBAC)	3,000,000	3,000,000
Puerto Rico Elec. Power Auth. RB:
ROC-RR-II-R 10316CE, Ser. 2006, (Liq.: CitiBank, NA)	12,500,000	12,500,000
Ser. 2121, MSTR, Class A, (Liq.: Societe Generale)	10,080,000	10,080,000

		30,375,000

WATER & SEWER 11.2%
New York, NY Muni Water & Sewer Sys. Fin. Auth. RB, ROC RR-II-R-12172, 2.34%, VRDN, (LOC: MBIA & Liq.: Bank of New York Mellon Corp.)	9,900,000	9,900,000
New York, NY Water & Sewer Sys. Fin. Auth. RB:
ROC RR-II-R-10301, (Liq.: CitiBank, NA)	16,280,000	16,280,000
Ser. AA-2, (LOC: Dexia SA)	6,045,000	6,045,000
New York, NY Water & Sewer Sys. Fin. Auth. RRB, Ser. 1263, 2.52%, VRDN, (Insd. by JPMorgan Chase & Co.)	7,090,000	7,090,000

		39,315,000

Total Investments (cost $348,989,866) 99.7%		348,989,866
Other Assets and Liabilities 0.3%		976,004

Net Assets 100.0%		$349,965,870

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2008.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRRB	Pollution Control Refunding Revenue Bond
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority

3

EVERGREEN NEW YORK MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

The following table shows the percent of total investments by geographic location as of October 31, 2008:

New York	73.5%
Puerto Rico	9.4%
Indiana	3.0%
Florida	2.9%
Tennessee	2.7%
Georgia	1.3%
New Hampshire	0.9%
Minnesota	0.9%
Pennsylvania	0.9%
Delaware	0.8%
Wisconsin	0.8%
Nevada	0.4%
New Jersey	0.1%
Non-state specific	2.4%

100.0%

On October 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Valuation hierarchy

On February 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	348,989,866
Level 3 – Significant Unobservable Inputs	0

Total	$348,989,866

4

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
AIRPORT 0.8%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., Ser. 1997 A-1, 5.75%, 01/01/2009, (Insd. by MBIA)	$2,175,000	$2,183,549

CONTINUING CARE RETIREMENT COMMUNITY 0.5%
South Central Pennsylvania Gen. Auth. RB, York Cnty. Cerebral Palsy Proj., 1.90%, VRDN, (LOC: Fulton Finl. Corp.)	1,320,000	1,320,000

EDUCATION 9.5%
ABN AMRO Munitops Cert. Trust RB, Ser. 2004-03, 2.82%, VRDN, (LOC: ABN AMRO Holding NV)	4,200,000	4,200,000
Austin Trust Cert., Ser. 2008-3311, 1.82%, VRDN, (Liq.: Bank of America Corp.)	5,375,000	5,375,000
Butler Cnty., PA Gen. Auth. MSTR RB, Butler Area Sch. Dist. Proj., Ser. SGC 58, Class A, 1.70%, VRDN, (Insd. by FSA & Liq.: Societe Generale SA)	5,090,000	5,090,000
Delaware Cnty., PA RB, Eastern College, Ser. A, 1.93%, VRDN, (LOC: Allied Irish Banks plc)	2,670,000	2,670,000
Florida Higher Edl. Facs. Fin. Auth. RB, Ringling Sch. Art & Design, Inc. Proj., Ser. 2004, 1.85%, VRDN, (LOC: SunTrust Banks, Inc.)	4,000,000	4,000,000
Lancaster, PA IDA RB, Student Lodging, Ser. A, 1.90%, VRDN, (LOC: Fulton Finl. Corp.)	3,125,000	3,125,000
Latrobe, PA IDA RB, Greensburg Diocese, 1.86%, VRDN, (LOC: Allied Irish Banks plc)	1,245,000	1,245,000
Pennsylvania Higher Edl. Facs. Auth. RB, Honeysuckle Student Hsg., Ser. A, 1.82%, VRDN, (LOC: Allied Irish Banks plc)	1,050,000	1,050,000

		26,755,000

GENERAL OBLIGATION – LOCAL 6.3%
Bethlehem, PA Sch. Dist. GO, Ser. 2007, 3.50%, VRDN, (Insd. by FSA & SPA: Dexia SA)	8,995,000	8,995,000
Central York, PA Sch. Dist. GO, Ser. A, 4.50%, VRDN, (Insd. by FSA & SPA: RBC Centura Bank)	6,500,000	6,500,000
Lampeter-Strasburg, PA Sch. Dist. GO, Ser. A, 4.50%, VRDN, (Insd. by FSA & SPA: RBC Centura Bank)	2,350,000	2,350,000

		17,845,000

HOSPITAL 18.3%
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 1.85%, VRDN, (LOC: Fulton Finl. Corp.)	1,900,000	1,900,000
Lehigh Cnty., PA Gen. Purpose Auth. RB:
Ser. 385, 3.06%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	5,000,000	5,000,000
Ser. 566, 2.56%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	15,000,000	15,000,000
Philadelphia, PA IDRB, PUTTER, Ser. 2133, 1.85%, VRDN, (Liq.: JPMorgan Chase & Co.)	24,700,000	24,700,000
University of Pennsylvania Hlth. Sys. Term Tender CR RB, Ser. A, 2.90%, 11/14/2008, (Gtd. by Univ. of Pennsylvania)	5,000,000	5,000,219

		51,600,219

HOUSING 7.1%
Allegheny Cnty., PA Residential Fin. Auth. Mtge. SFHRB, Ser. 2005 SS, 2.03%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	4,365,000	4,365,000
Austin Trust Cert., Ser. 2008-1166, 2.02%, VRDN, (Liq.: Bank of America Corp.)	8,000,000	8,000,000
California HFA Home Mtge. RB, Ser. 2007-H, 1.67%, VRDN, (SPA: KBC Bank NV)	1,000,000	1,000,000
Lancaster, PA IDA RB, Davco Family Proj., Ser. A, 2.00%, VRDN, (LOC: Fulton Finl. Corp.)	1,155,000	1,155,000
Merrill Lynch Puttable Option Tax-Exempt Receipts:
Class A, 3.85%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,325,000	4,325,000
Class I, 2.08%, VRDN, (LOC: Lloyds TSB Group plc)	1,205,000	1,205,000

		20,050,000

INDUSTRIAL DEVELOPMENT REVENUE 30.6%
Adams Cnty., PA IDA RB, Gettysburg Foundation Facs., Ser. A, 1.87%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	15,000,000	15,000,000
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co. Proj., Ser. 1991, 2.58%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Beaver Cnty., PA IDA Env. Impt. RB, BASF Corp. Proj., Ser. 1997, 1.60%, VRDN, (Gtd. by BASF Corp.)	2,600,000	2,600,000
Berks Cnty., PA IDA RB, Fleetwood Business Trust, 1.85%, VRDN, (LOC: Northern Trust Co.)	4,385,000	4,385,000
Blair Cnty., PA IDA RB, CCK, Inc. Proj., 2.00%, VRDN, (LOC: Fulton Finl. Corp.)	3,305,000	3,305,000
Butler Cnty., PA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, 2.63%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 1992-B, 2.63%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000

1

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991, 2.58%, VRDN, (LOC: JPMorgan Chase & Co.)	$1,000,000	$1,000,000
Chester Cnty., PA IDRB:
KAC III Realty Corp. Proj., Ser. A, 2.08%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,500,000	1,500,000
YMCA Brandywine Proj., Ser. 2007, 1.81%, VRDN, (LOC: Fulton Finl. Corp.)	5,500,000	5,500,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., 2.08%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,575,000	1,575,000
East Hempfield, PA IDA RB, BGT Realty Proj., 1.95%, VRDN, (LOC: Fulton Finl. Corp.)	2,600,000	2,600,000
Fayette Cnty., PA IDA RB, Coastal Lumber Co. Proj., 1.95%, VRDN, (LOC: Branch Banking & Trust)	2,000,000	2,000,000
Franconia Township, PA IDA RB, Asher’s Chocolates Proj., Ser. A, 2.07%, VRDN, (LOC: Commerce Bank, NA)	2,515,000	2,515,000
Jefferson Cnty., PA IDA RB, Brookville Equipment Corp. Proj., 2.69%, VRDN, (Insd. by Fifth Third Bank)	4,175,000	4,175,000
Jenkins, MN IDRB, Pequot Tool & Manufacturing, Inc. Proj., 1.90%, VRDN, (LOC: Wells Fargo & Co.)	2,270,000	2,270,000
Lancaster, PA IDA RB:
Purple Cow Partners, LLC Proj., 1.85%, VRDN, (LOC: First Tennessee Bank)	4,585,000	4,585,000
RIS Paper Co. Proj., 2.08%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,565,000	1,565,000
Montgomery Cnty., PA IDA RB, Vari Corp. Proj., Ser. C, 2.07%, VRDN, (LOC: M&T Bank Corp.)	285,000	285,000
Pennsylvania EDFA RB:
Computer Components Proj., Ser. G-3, 1.98%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	200,000	200,000
Crawford Cnty. Properties, Ser. 2001-B2, 1.98%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	600,000	600,000
Del Grosso Foods, Inc. Proj., Ser. G-6, 1.98%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	650,000	650,000
EPT Associates Proj., Ser. B-5, 1.98%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
First Street Partners Proj., Ser. H-4, 1.98%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,000,000	1,000,000
Fitzpatrick Container Corp., Ser. A-1, 1.98%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,400,000	2,400,000
Ganflec Corp. Proj., Ser. E, 2.08%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,500,000	1,500,000
Hamill Manufacturing Co. Proj., Ser. H-6, 1.98%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	200,000	200,000
Johnston Welding & Fabric, Ser. B-1, 1.98%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	500,000	500,000
Moosic Realty Partners, LP Proj., Ser. A-1, 1.98%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	700,000	700,000
Sage Properties, LLC Proj., Ser. G12, 1.98%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	400,000	400,000
Solar Innovations, Inc. Proj., 2.12%, VRDN, (LOC: Manufacturers & Traders Trust Co.)	7,000,000	7,000,000
Philadelphia, PA IDRB, 1100 Walnut Associates Proj., 4.35%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,300,000	1,300,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., Ser. 1998, 1.20%, VRDN, (Gtd. by Total SA)	1,200,000	1,200,000
Schuylkill Cnty., PA IDA RB, Highwood USA Proj., Ser. 2007, 1.90%, VRDN, (LOC: Citizens Bank)	2,000,000	2,000,000
Westmoreland Cnty., PA IDA RB, White Consolidated Inds., Inc. Proj., 2.09%, 12/01/2008, (SPA: Bank of Nova Scotia)	5,875,000	5,875,000

		86,085,000

MISCELLANEOUS REVENUE 14.2%
Citizens Property Insurance Corp., Florida Rev. Notes, Ser. A-2, 4.50%, 06/01/2009, (Insd. by Citizens Property Insurance Corp.)	10,000,000	10,055,625
Delaware Valley, PA Regl. Fin. Auth. RB, PFOTER, 2.36%, VRDN, (Insd. by AMBAC & SPA: Merrill Lynch & Co., Inc.)	1,995,000	1,995,000
Indiana Bond Bank RB, Advanced Funding Program Notes, Ser. A, 3.00%, 01/30/2009, (LOC: Bank of New York Mellon Corp.)	10,000,000	10,021,241
Lancaster, PA IDA RB, Student Lodging, Inc. Proj., 1.90%, VRDN, (LOC: Fulton Finl. Corp.)	2,500,000	2,500,000
Pennsylvania EDFA IDRB, Babcock & Wilcox Co., Ser. A-2, 1.98%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	4,350,000	4,350,000
Philadelphia, PA IDA RB, One Bright Ray, Inc., Ser. A-3, 2.00%, VRDN, (LOC: Citizens Bank)	11,115,000	11,115,000

		40,036,866

PORT AUTHORITY 0.7%
Pennsylvania EDFA RB, Port of Pittsburgh Commission, Ser. G-10, 1.98%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,000,000	2,000,000

2

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 3.8%
Washington Cnty., PA Solid Waste Disposal IDRB, American Iron Oxide Co. Proj., 2.47%, VRDN, (Liq.: Bank of Tokyo)	$10,700,000	$10,700,000

SPECIAL TAX 1.9%
New York, NY TFA RB, New York City Recovery Fiscal Year 2003 Proj., Ser. 3, 4.50%, VRDN, (SPA: Bank of New York Mellon Corp.)	5,380,000	5,380,000

UTILITY 3.0%
Delaware EDA RB, Delmarva Power & Light Co. Proj., 4.89%, VRDN, (Gtd. by Delmarva Power & Light Co.)	2,000,000	2,000,000
New Hampshire Business Fin. Auth. PCRRB, The United Illuminating Co. Proj., Ser. A, 3.90%, 12/01/2008, (Insd. by AMBAC)	3,000,000	3,000,000
Wisconsin Pub. Power RB, PUTTER, Ser. 1232, 1.90%, VRDN, (Insd. by AMBAC & Liq.: JPMorgan Chase & Co.)	3,495,000	3,495,000

		8,495,000

WATER & SEWER 2.9%
Chicago, IL Wastewater Transmission RB, Macon Trust, Ser. O, 4.09%, VRDN, (Insd. by MBIA & LOC: Bank of America Corp.)	2,380,000	2,380,000
Pennsylvania EDFA Solid Waste Disposal RB, Ser. V, 2.07%, VRDN, (LOC: Bank of America Corp.)	4,495,000	4,495,000
Pennsylvania EDFA Wastewater Treatment RRB, Sunoco, Inc. Proj., 2.00%, VRDN, (Gtd. by Sunoco, Inc.)	1,300,000	1,300,000

		8,175,000

Total Investments (cost $280,625,634) 99.6%		280,625,634
Other Assets and Liabilities 0.4%		1,093,222

Net Assets 100.0%		$281,718,856

VRDN

Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at October 31, 2008.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit, liquidity guarantees, security purchase agreements, tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7, which were designed to minimize both credit and market risks.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CR	Custodial Receipts
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MSTR	Municipal Securities Trust Receipt
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
PUTTER	Puttable Tax-Exempt Receipts
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TFA	Transitional Finance Authority

3

EVERGREEN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

The following table shows the percent of total investments by geographic location as of October 31, 2008:

Pennsylvania	80.3%
Florida	5.0%
Indiana	3.6%
New York	1.9%
Wisconsin	1.3%
New Hampshire	1.1%
Illinois	0.8%
Minnesota	0.8%
Delaware	0.7%
California	0.4%
Texas	0.4%
Non-state specific	3.7%

100.0%

On October 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Valuation hierarchy

On February 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	280,625,634
Level 3 – Significant Unobservable Inputs	0

Total	$280,625,634

4

EVERGREEN TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2008 (unaudited)
	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 23.1%
U.S. Treasury Bills:
1.20%, 01/29/2009 ß	$100,000,000	$99,710,000
1.28%, 04/29/2009 ß	25,000,000	24,842,667
1.43%, 04/29/2009 ß	35,000,000	34,753,921
1.60%, 06/24/2009 ß	75,000,000	74,223,333
U.S. Treasury Notes:
3.875%, 05/15/2009	75,000,000	75,723,262
4.875%, 06/30/2009	15,000,000	15,239,410

Total U.S. Treasury Obligations (cost $324,492,593)		324,492,593

REPURCHASE AGREEMENTS ^^ 76.8%
ABN AMRO, Inc., Avg. rate of 0.30%, dated 10/27/2008, maturing 11/03/2008; maturity value is $65,003,792 (1)*	65,000,000	65,000,000
Bank of America Corp., 0.05%, dated 10/31/2008, maturing 11/03/2008; maturity value is $75,000,313 (2)	75,000,000	75,000,000
Barclays Capital, Inc., 0.15%, dated 10/31/2008, maturing 11/03/2008; maturity value is $190,002,375 (3)	190,000,000	190,000,000
Credit Suisse First Boston Corp., Avg. rate of 0.46%, dated 10/27/2008, maturing 11/03/2008; maturity value is $100,008,889 (4)*	100,000,000	100,000,000
Deutsche Bank AG:
0.10%, dated 10/31/2008, maturing 11/03/2008; maturity value is $145,001,208 (5)	145,000,000	145,000,000
Avg. rate of 0.34%, dated 10/27/2008, maturing 11/03/2008; maturity value is $65,004,333 (5)*	65,000,000	65,000,000
Avg. rate of 0.42%, dated 10/27/2008, maturing 11/03/2008; maturity value is $80,006,556 (6)*	80,000,000	80,000,000
Greenwich Capital Markets, Inc., Avg. rate of 0.36%, dated 10/27/2008, maturing 11/03/2008; maturity value is $65,004,514 (7)*	65,000,000	65,000,000
Merrill Lynch & Co., Inc., Avg. rate of 0.31%, dated 10/27/2008, maturing 11/03/2008; maturity value is $65,003,972 (8)*	65,000,000	65,000,000
Morgan Stanley, Avg. rate of 0.28%, dated 10/27/2008, maturing 11/03/2008; maturity value is $65,003,521 (9)*	65,000,000	65,000,000
Societe Generale, 0.10%, dated 10/31/2008, maturing 11/03/2008; maturity value is $49,034,674 (10)	49,034,265	49,034,265
UBS AG:
0.09%, dated 10/31/2008, maturing 11/03/2008; maturity value is $65,000,488 (11)	65,000,000	65,000,000
0.15%, dated 10/31/2008, maturing 11/03/2008; maturity value is $50,000,625 (12)	50,000,000	50,000,000

Total Repurchase Agreements (cost $1,079,034,265)		1,079,034,265

Total Investments (cost $1,403,526,858) 99.9%		1,403,526,858
Other Assets and Liabilities 0.1%		1,253,188

Net Assets 100.0%		$1,404,780,046

ß	Rate shown represents the yield to maturity at date of purchase.
^^	Collateralized by:
(1)	$66,817,200 U.S. Treasury Bill, 0.00%, 06/24/2009, value is $66,300,035.
(2)	$81,555,700 U.S. Treasury Note, 0.625%, 04/15/2013, value including accrued interest is $76,500,025.
(3)

$61,028,700 U.S. Treasury Bond, 5.25%, 02/15/2029, value including accrued interest is $66,300,057; $125,922,600 U.S. Treasury Note, 3.00%, 02/15/2009, value including accrued interest is $127,500,054.

(4)	$103,565,754 GNMA, 5.00% to 7.00%, 04/20/2035 to 10/20/2038, value including accrued interest is $102,000,168.
(5)

$347,347,000 U.S. Treasury STRIPS, 0.00%, 11/15/2018 to 05/12/2021, value is $214,200,006. This collateral was allocated on a pro-rata split basis such that sufficient collateral was applied to the respective repurchase agreements.

(6)	$169,873,041 GNMA, 5.50% to 7.00%, 05/15/2034 to 09/15/2038, value including accrued interest is $81,600,001.
(7)	$59,935,000 U.S. Treasury Note, 5.125%, 06/30/2011, value including accrued interest is $66,304,276.
(8)	$61,785,000 U.S. Treasury Note, 4.526%, 11/15/2016, value including accrued interest is $66,302,704.
(9)	$66,458,000 U.S. Treasury Bills, 0.00%, 01/22/2009 to 03/19/2009, value is $66,300,036.
(10)	$39,950,000 U.S. Treasury Bond, 6.625%, 02/15/2027, value including accrued interest is $50,015,015.
(11)	$87,560,000 U.S. Treasury Note, 3.50%, 02/15/2018, value including accrued interest is $66,302,261.
(12)	$61,195,000 GNMA, 5.50% to 6.00%, 05/15/2037 to 12/15/2037, value including accrued interest is $51,001,014.
*	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

1

EVERGREEN TREASURY MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

Summary of Abbreviations

GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities

On October 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Valuation hierarchy

On February 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	1,403,526,858
Level 3 – Significant Unobservable Inputs	0

Total	$1,403,526,858

2

EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS

October 31, 2008 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 62.6%
FFCB, FRN:
1.00%, 11/03/2008	$50,000,000	$49,996,811
1.02%, 11/03/2008	50,000,000	50,000,000
1.04%, 11/03/2008	125,000,000	125,000,000
1.05%, 11/03/2008	60,000,000	60,000,000
FHLB:
2.20%, 04/17/2009	17,325,000	17,305,053
2.56%, 11/21/2008	50,000,000	49,936,000
2.60%, 12/15/2008-02/17/2009	250,000,000	248,317,222
2.84%, 02/25/2009	25,000,000	25,000,000
2.90%, 06/12/2009	40,000,000	40,000,000
3.10%, 04/22/2009	100,000,000	98,536,111
4.50%, 10/09/2009	14,500,000	14,651,352
FRN:
1.03%, 11/03/2008	90,000,000	90,000,000
1.09%, 11/03/2008	50,000,000	50,000,000
2.60%, 11/03/2008	150,000,000	150,000,000
2.61%, 11/03/2008	20,000,000	20,001,961
FHLMC:
2.625%, 06/12/2009	30,000,000	30,000,000
3.65%, 01/30/2009	75,000,000	75,000,000
FRN, 4.25%, 11/03/2008	75,000,000	75,000,000
FNMA, FRN:
0.54%, 11/03/2008	75,000,000	74,993,771
1.07%, 11/03/2008	50,000,000	50,000,000

Total U.S. Government & Agency Obligations (cost $1,393,738,281)		1,393,738,281

REPURCHASE AGREEMENTS ^^ 37.3%
Bank of America Corp., 0.15%, dated 10/31/2008, maturing 11/03/2008; maturity value $119,816,356 (1)	119,814,858	119,814,858
Barclays Capital, Inc., 0.20%, dated 10/31/2008, maturing 11/03/2008; maturity value $355,005,917 (2)	355,000,000	355,000,000
Deutsche Bank AG, 0.20%, dated 10/31/2008, maturing 11/03/2008; maturity value $355,005,917 (3)	355,000,000	355,000,000

Total Repurchase Agreements (cost $829,814,858)		829,814,858

Total Investments (cost $2,223,553,139) 99.9%		2,223,553,139
Other Assets and Liabilities 0.1%		1,721,981

Net Assets 100.0%		$2,225,275,120

^^	Collateralized by:
	(1)	$122,236,000 FHLB, 0.00%, 11/17/2008 to 11/20/2008, value is $122,211,553.
(2)

$26,500,000 FFCB, 5.375%, 03/11/2019, value including accrued interest is $25,977,295; $156,730,000 FHLB, 2.28% to 4.55%, 04/24/2009 to 06/19/2013, value including accrued interest is $158,988,859; $121,446,000 FHLMC, 4.00% to 6.25%, 01/30/2009 to 06/01/2037, value including accrued interest is $122,103,332; $54,975,000 FNMA, 5.50%, 02/28/2018 to 05/21/2018, value including accrued interest is $55,035,451.

(3)

$241,740,000 FHLB, 0.00% to 4.25%, 01/07/2009 to 01/29/2013, value including accrued interest is $243,551,741; $25,000,000 FHLMC, 4.00%, 07/28/2011, value including accrued interest is $25,305,083; $18,000,000 FNMA, 4.78%, 11/16/2012, value including accrued interest is $18,613,770; $87,400,000 U.S. Treasury STRIPS, 0.00%, 10/15/2013, value is $74,632,608.

The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

Summary of Abbreviations

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
STRIPS	Separately Traded Registered Interest and Principal Securities

On October 31, 2008, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

1

EVERGREEN U.S. GOVERNMENT MONEY MARKET FUND SCHEDULE OF INVESTMENTS continued

October 31, 2008 (unaudited)

Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Valuation hierarchy

On February 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of October 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	2,223,553,139
Level 3 – Significant Unobservable Inputs	0

Total	$2,223,553,139

2

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust

By:
Dennis H. Ferro,
Principal Executive Officer

Date: December 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: December 29, 2008

By:
Jeremy DePalma
Principal Financial Officer

Date: December 29, 2008